N-4	Apr. 17, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2025
Amendment Flag	false
NY ChoicePlus Assurance Series
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 7th anniversary (B-Share) or 4th anniversary (L-Share) since the Purchase
Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you purchase a B-Share or L-Share contract and make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your withdrawal is made after the 7th anniversary (B-Share) or
4th anniversary (L-Share) since a Purchase Payment was invested.
The C-Share contract does not have surrender charges.
●Fee Tables ●Examples ●Charges and Other Deductions – Surrender Charge
Transaction Charges	There is currently no charge for a transfer. We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.	●Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.27%[1]	1.67%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.32%[1]	1.72%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.57%[1]	1.97%[1]
	Investment options (fund fees and expenses)	0.48%[1]	3.30%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.45%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,041	Highest Annual Cost: $7,594
Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
contract class, fund fees and expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits, fund
fees and expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 7th anniversary (B-Share) or 4th anniversary (L-Share) since the Purchase
Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you purchase a B-Share or L-Share contract and make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your withdrawal is made after the 7th anniversary (B-Share) or
4th anniversary (L-Share) since a Purchase Payment was invested.
The C-Share contract does not have surrender charges.
●Fee Tables ●Examples ●Charges and Other Deductions – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges	There is currently no charge for a transfer. We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.	●Charges and Other Deductions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.27%[1]	1.67%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.32%[1]	1.72%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.57%[1]	1.97%[1]
	Investment options (fund fees and expenses)	0.48%[1]	3.30%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.45%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,041	Highest Annual Cost: $7,594
Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
contract class, fund fees and expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits, fund
fees and expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Subaccounts.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.30%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	2.45%
Optional Benefits Footnotes [Text Block]	2 As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,041	Highest Annual Cost: $7,594
Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
contract class, fund fees and expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits, fund
fees and expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,041
Highest Annual Cost [Dollars]	$ 7,594
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Not a Short-Term Investment
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Withdrawals from B-Share and L-Share contracts may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Principal Risks ●Surrender and Withdrawals ●Fee Tables ●Charges and Other Deductions ●Living Benefit Riders
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
Insurance Company Risks
●An investment in the Contract is subject to the risks related to Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
New York, including our financial strength ratings, is available upon request by calling 1-888-868-2583 or visiting www.LincolnFinancial.com.
●Principal Risks

Investment Restrictions [Text Block]	●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.●We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.●If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).●Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Optional Benefit Restrictions [Text Block]	●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.●Optional benefit availability may vary by selling broker-dealer.●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.●You are required to have a certain level of Contract Value for some new rider elections.●We may modify or stop offering an optional benefit that is currently available at any time.●If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
TRANSACTION EXPENSES
	B-Share	C-Share	L-Share
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%	None	7.00%
Transfer charge:[2]	up to $25	up to $25	up to $25

For B-Share, the surrender charge percentage is reduced over a 7-year period at the following rates: 7%, 7%, 6%, 6%, 5%, 4%, 3%. For L-Share, the surrender charge percentage is reduced over a 4-year period at the following rates: 7%, 7%, 6%, 6%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge. The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES

Administrative Expense (Annual Account Fee):[1]			$35

Base Contract Expenses (as a percentage of average Account Value in the Subaccounts) [2]

	B-Share	C-Share	L-Share
Account Value Death Benefit	1.25%	1.65%	1.65%
Guarantee of Principal Death Benefit	1.30%	1.70%	1.70%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.55%	1.95%	1.95%
Optional Benefit Expenses (Protected Lifetime Income Fees)	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[3,4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners):[3,5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Market Select® Advantage riders elected prior to August 29, 2016 (October 3, 2016 for existing Contractowners):[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Charge	0.95%	1.15%
Lincoln Max 6 SelectSM Advantage:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
4LATER® Select Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln SmartSecurity® Advantage:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
4LATER® Advantage (Managed Risk):[6]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
i4LIFE® Advantage:[8]
Current Charge	0.40%	0.40%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018:[9]
Guaranteed Maximum Charge	2.25%	2.45%
i4LIFE® Advantage Select Guaranteed Income Benefit:[9]
Guaranteed Maximum Charge	2.25%	2.45%
Current Charge	0.95%	1.15%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[9]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	0.65%	0.85%
[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the Contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.[2]Each base contract expense includes an administrative charge of 0.10%.[3]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [4]The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.[5]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [6]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This fee is deducted from the Contract Value on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[7]As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current annual charge rate may increase periodically to the rate listed above upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[8]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. [9]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.  The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	3.30%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	2.38%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors.EXAMPLES The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, contract fees, annual contract expenses, and annual fund fees and expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that EGMDB and Lincoln Market Select® Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Appendix G — Current Rider Charges for Previous Elections The following tables reflect the current charge for optional Living Benefit Riders by election date. The current charges for new elections are disclosed in a Rate Sheet supplement. Optional Protected Lifetime Income Fees:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
	Single Life	Joint Life
Riders elected between December 14, 2020 and December 18, 2023	1.50%	1.60%
Riders elected on or after May 21, 2018 and on or prior to December 13, 2020	1.25%	1.50%

Lincoln Market Select® Advantage
	Single Life	Joint Life
Riders elected between December 14, 2020 and April 30, 2025	1.50%	1.60%
Riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners) and on or prior to December 13, 2020	1.25%	1.50%

Lincoln Max 6 SelectSM Advantage
	Single Life	Joint Life
Riders elected between December 14, 2020 and December 18, 2023	1.50%	1.60%
Riders elected on or prior to December 13, 2020	1.25%	1.50%

4LATER® Select Advantage
	Single Life	Joint Life
Riders elected between December 14, 2020 and January 2, 2024	1.50%	1.60%
Riders elected on or prior to December 13, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit
	Single Life	Joint Life
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected between May 21, 2018 and December 18, 2023	0.95%	1.15%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
	Single Life	Joint Life
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected between December 14, 2020 and December 18, 2023	1.50%	1.60%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018 and on or prior to December 13, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018 and for all 4LATER® Advantage (Managed Risk) riders	1.05%	1.25%

i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders elected between December 14, 2020 and April 30, 2025 and 4LATER® Select Advantage riders elected between December 14, 2020 and January 2, 2024	1.50%	1.60%

i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners) and on or prior to December 13, 2020 and 4LATER® Select Advantage riders on or prior to December 13, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (version 4) for Lincoln Market Select® Advantage riders elected prior to August 29, 2016 (October 3, 2016 for existing Contractowners)	0.95%	1.15%

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
	B-Share	C-Share	L-Share
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%	None	7.00%
Transfer charge:[2]	up to $25	up to $25	up to $25

For B-Share, the surrender charge percentage is reduced over a 7-year period at the following rates: 7%, 7%, 6%, 6%, 5%, 4%, 3%. For L-Share, the surrender charge percentage is reduced over a 4-year period at the following rates: 7%, 7%, 6%, 6%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge. The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.
Deferred Sales Load, Footnotes [Text Block]	For B-Share, the surrender charge percentage is reduced over a 7-year period at the following rates: 7%, 7%, 6%, 6%, 5%, 4%, 3%. For L-Share, the surrender charge percentage is reduced over a 4-year period at the following rates: 7%, 7%, 6%, 6%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge.
Exchange Fee, Footnotes [Text Block]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES

Administrative Expense (Annual Account Fee):[1]			$35

Base Contract Expenses (as a percentage of average Account Value in the Subaccounts) [2]

	B-Share	C-Share	L-Share
Account Value Death Benefit	1.25%	1.65%	1.65%
Guarantee of Principal Death Benefit	1.30%	1.70%	1.70%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.55%	1.95%	1.95%
Optional Benefit Expenses (Protected Lifetime Income Fees)	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[3,4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners):[3,5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Market Select® Advantage riders elected prior to August 29, 2016 (October 3, 2016 for existing Contractowners):[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Charge	0.95%	1.15%
Lincoln Max 6 SelectSM Advantage:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
4LATER® Select Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln SmartSecurity® Advantage:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
4LATER® Advantage (Managed Risk):[6]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
i4LIFE® Advantage:[8]
Current Charge	0.40%	0.40%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018:[9]
Guaranteed Maximum Charge	2.25%	2.45%
i4LIFE® Advantage Select Guaranteed Income Benefit:[9]
Guaranteed Maximum Charge	2.25%	2.45%
Current Charge	0.95%	1.15%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[9]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	0.65%	0.85%
[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the Contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.[2]Each base contract expense includes an administrative charge of 0.10%.[3]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [4]The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.[5]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [6]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This fee is deducted from the Contract Value on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[7]As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current annual charge rate may increase periodically to the rate listed above upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[8]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. [9]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Administrative Expense, Maximum [Dollars]	$ 35
Administrative Expense, Footnotes [Text Block]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the Contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
Base Contract Expense, Footnotes [Text Block]	Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [6]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This fee is deducted from the Contract Value on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[7]As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current annual charge rate may increase periodically to the rate listed above upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[8]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. [9]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	3.30%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	2.38%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	3.30%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors.
Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
B-Share	$14,259	$27,935	$41,676	$73,427
C-Share	$7,645	$23,003	$38,306	$75,937
L-Share	$14,645	$29,003	$38,306	$75,937

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$7,259	$21,935	$36,676	$73,427
C-Share	$7,645	$23,003	$38,306	$75,937
L-Share	$7,645	$23,003	$38,306	$75,937

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$7,259	$21,935	$36,676	$73,427
C-Share	$7,645	$23,003	$38,306	$75,937
L-Share	$7,645	$23,003	$38,306	$75,937

Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include:Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The optional Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with these Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with certain Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding any version of Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Servicing Office approval ($2 million or more where a Living Benefit Rider or Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you. Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.25% (B-Share) ●1.65% (C-Share and L-Share)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (B-Share) ●1.70% (C-Share and L-Share)	●Withdrawals could significantly reduce the benefit.
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the highest Contract Value
on any contract anniversary prior to age 81
as adjusted for withdrawals.
●1.55% (B-Share) ●1.95% (C-Share and L-Share)
●Not available if age 80 or older at the
time of issuance.
●Withdrawals could significantly reduce
the benefit.
●Poor investment performance could
significantly reduce and limit potential
increases to the highest Contract Value.

Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Cross-Reinvestment	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.	None	●Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Automatically terminates once i4LIFE® Advantage begins.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Lincoln Market Select® Advantage
Provides:
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement to the Protected
Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.25% Single Life Option ●2.45% Joint Life Option (as a percentage of the Protected Income Base)
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●Purchase Payments and step-ups may
increase fee rate.
●Additional Purchase Payments may be
limited.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
i4LIFE® Advantage	Provides: ●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to the base contract expense for the Death Benefit you have elected.	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be limited.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.25% (B-Share) ●1.65% (C-Share and L-Share)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (B-Share) ●1.70% (C-Share and L-Share)	●Withdrawals could significantly reduce the benefit.
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the highest Contract Value
on any contract anniversary prior to age 81
as adjusted for withdrawals.
●1.55% (B-Share) ●1.95% (C-Share and L-Share)
●Not available if age 80 or older at the
time of issuance.
●Withdrawals could significantly reduce
the benefit.
●Poor investment performance could
significantly reduce and limit potential
increases to the highest Contract Value.

Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Cross-Reinvestment	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.	None	●Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Automatically terminates once i4LIFE® Advantage begins.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Lincoln Market Select® Advantage
Provides:
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement to the Protected
Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.25% Single Life Option ●2.45% Joint Life Option (as a percentage of the Protected Income Base)
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●Purchase Payments and step-ups may
increase fee rate.
●Additional Purchase Payments may be
limited.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
i4LIFE® Advantage	Provides: ●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to the base contract expense for the Death Benefit you have elected.	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be limited.

Guaranteed Minimum Withdrawal [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [6]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This fee is deducted from the Contract Value on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[7]As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current annual charge rate may increase periodically to the rate listed above upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[8]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. [9]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59	4.00%	59	3.50%
60 – 64	4.50%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.20%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.80%
85 – 89	8.00%	85 – 89	7.55%
90 – 94	9.00%	90 – 94	8.50%
95+	10.30%	95+	9.70%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	4.75%
75 – 79	5.25%	75 – 79	4.75%
80+	5.25%	80+	4.75%
Charges and Deductions for Discontinued Living Benefit Riders Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Max 6 SelectSM Advantage, 4LATER® Select Advantage, and 4LATER® Advantage (Managed Risk) Fees. If you have elected a Living Benefit Rider, there is a fee associated with that rider for as long as the rider is in effect. See Fee Tables or Appendix G – Current Rider Charges for Previous Elections.The protected lifetime income fee: ●is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Protected Income Base is decreased by all withdrawals under 4LATER® Select Advantage and 4LATER® Advantage(Managed Risk)); and ●may increase every Benefit Year upon an Account Value Step-up or an Enhancement. (You may opt out of this increase – see details below.) The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base. Opting Out of Fee Rate Increases Resulting from an Account Value Step-up The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. See Fee Tables. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will be lowered to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage and 4LATER® Advantage (Managed Risk)). This opt out will only apply for this single Account Value Step-up, and not to any subsequent Account Value Step-ups. You will need to notify us each time thereafter (if an Account Value Step-up would cause your fee rate to increase) if you do not want the Account Value Step-up. The annual protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate if, after the first Benefit Year anniversary, cumulative Purchase Payments added to the Contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders. Opting Out of Fee Rate Increases Resulting from an Enhancement The following paragraph does not apply to 4LATER® Select Advantage riders elected prior to November 19, 2018. An Enhancement to the Protected Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Protected Income Base each Benefit Year, your fee rate could increase each Benefit Year, but the fee rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your fee rate to change. If you opt out of the Enhancement, the fee rate and the Protected Income Base will be lowered to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage and 4LATER® Advantage (Managed Risk)), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your fee rate to increase) if you do not want the Enhancement. The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the Contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, 4LATER® Select Advantage, or 4LATER® Advantage (Managed Risk) (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider. This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk); or 4LATER® Advantage (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
4LATER® Select Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)
The initial charge is a percentage of the greater of the Protected Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total base contract expense charge for the Death Benefit you have elected on your base contract also applies. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider. If your Prior Rider is 4LATER® Select Advantage, the charge may increase upon an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus).You may opt out of a rate increase by giving us notice within 30 days after an increase. For all other Prior Riders, the charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). For all Prior Riders, at such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge. See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated.Lincoln SmartSecurity® Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is: 1.0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage, single life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or 2.1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount. The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the Contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount. Under Lincoln SmartSecurity® Advantage, the annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period. If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 1.50% of the Guaranteed Amount. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the selection of an Annuity Payout option, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the Contract.Appendix D — Protected Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)Protected Annual Income Rates by Ages: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 18, 2022 and December 18, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	4.35%	59 – 64	3.85%
65 – 69	5.50%	65 – 69	4.75%
70 – 74	5.50%	70 – 74	4.85%
75+	5.65%	75+	5.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 23, 2022 and July 17, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	4.35%	59 – 64	3.85%
65 – 69	5.40%	65 – 69	4.65%
70 – 74	5.50%	70 – 74	4.75%
75+	5.65%	75+	5.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 15, 2021 and May 22, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	5.15%	65+	4.65%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between December 14, 2020 and November 14, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	5.00%	65+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 14, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	4.75%	65+	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 18, 2020 and September 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.75%	55 – 58	2.50%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.00%	70 – 74	4.50%
75+	5.00%	75+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between March 16, 2020 and May 17, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.20%	55 – 58	2.90%
59 – 64	4.10%	59 – 64	4.00%
65 – 69	5.35%	65 – 69	5.00%
70 – 74	5.45%	70 – 74	5.10%
75+	5.60%	75+	5.20%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.20%
59 – 64	4.40%	59 – 64	4.10%
65 – 69	5.50%	65 – 69	5.20%
70 – 74	5.60%	70 – 74	5.30%
75+	5.70%	75+	5.40%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 15, 2019 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between April 1, 2019 and July 14, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.80%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between October 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.60%	65 – 74	5.35%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 25, 2017 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.50%
59 – 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0Protected Annual Income Rates by Ages: Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
Lincoln Market Select® Advantage applications or rider election forms signed between February 18, 2025 and April 30, 2025
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
59	4.00%	59	3.50%
60 – 64	4.50%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.20%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.80%
85 – 89	8.00%	85 – 89	7.55%
90 – 94	9.00%	90 – 94	8.50%
95+	10.30%	95+	9.70%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between August 19, 2024 and February 17, 2025
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
59	4.00%	59	3.50%
60 – 64	4.50%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.20%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.80%
85 – 89	8.00%	85 – 89	7.55%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Market Select® Advantage applications or rider election forms signed between July 18, 2022 and August 18, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.35%
70 – 74	5.10%	70 – 74	4.45%
75+	5.25%	75+	4.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between May 23, 2022 and July 17, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.25%
70 – 74	5.10%	70 – 74	4.35%
75+	5.25%	75+	4.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between November 15, 2021 and May 22, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	3.00%
65 – 74	4.75%	65 – 74	4.15%
75+	5.00%	75+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between December 14, 2020 and November 14, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	3.00%
65+	4.75%	65+	4.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between September 14, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	3.00%
65+	4.50%	65+	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Market Select® Advantage applications or rider election forms signed between May 18, 2020 and September 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65 – 69	4.75%	65 – 69	4.25%
70 – 74	4.75%	70 – 74	4.25%
75+	4.75%	75+	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between March 16, 2020 and May 17, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.10%	55 – 58	2.85%
59 – 64	4.00%	59 – 64	3.65%
65 – 69	5.10%	65 – 69	4.65%
70 – 74	5.15%	70 – 74	4.75%
75+	5.55%	75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.25%	55 – 58	3.00%
59 – 64	4.15%	59 – 64	3.85%
65 – 69	5.15%	65 – 69	4.85%
70 – 74	5.35%	70 – 74	5.00%
75+	5.55%	75+	5.25%
For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between October 1, 2018 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 69	5.25%	65 – 69	5.15%
70 – 74	5.50%	70 – 74	5.25%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 74	5.25%	65 – 74	5.00%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Market Select® Advantage applications or rider election forms signed between January 19, 2018 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Market Select® Advantage applications or rider election forms signed between August 29, 2016 (October 3, 2016 for existing Contractowners) and January 18, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed prior to August 29, 2016 (October 3, 2016 for existing Contractowners): If you take a withdrawal prior to the fifth Benefit Year anniversary (either a Protected Annual Income withdrawal or an Excess Withdrawal), Table A will always be used to determine the Protected Annual Income amount. As long as no withdrawals occur prior to the fifth Benefit Year anniversary, Table B will always be used. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
	TABLE A		TABLE B
Age	Single Life Option	Joint Life Option*	Single Life Option	Joint Life Option*
55 – 58	2.50%	2.50%	3.50%	3.50%
59 – 64	3.00%	3.00%	4.00%	4.00%
65 – 74	4.00%	3.50%	5.00%	4.50%
75 +	4.00%	4.00%	5.00%	5.00%
*For the joint life option, age is based on the younger of you and your spouse. For example, assume you purchase Lincoln Market Select® Advantage (single life option) at age 60, and you take your first withdrawal at age 63. Since the withdrawal occurred prior to the fifth Benefit Year anniversary, Table A will be used to determine the Protected Annual Income rate for this and all subsequent withdrawals, and the rate for your Protected Annual Income will be 3.0%. If you took your second withdrawal and had an Account Value Step-up at age 70, Table A still applies, and your Protected Annual Income rate is increased to 4.0%. If you wait to take your first withdrawal on or after the fifth Benefit Year anniversary, Table B will be used to determine the Protected Annual Income rate for all Protected Annual Income withdrawals.
Lincoln Max 6 SelectSM Advantage Protected Annual Income Rates by Ages: The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between July 18, 2022 and December 18, 2023
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
59 – 64	5.00%	4.50%	59 – 64	3.00%	2.75%
65 – 69	7.50%	7.00%	65 – 69	3.00%	2.75%
70 – 74	8.00%	7.50%	70 – 74	3.00%	2.75%
75 – 79	8.00%	7.50%	75 – 79	3.00%	2.75%
80 +	8.00%	7.50%	80 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between May 23, 2022 and July 17, 2022
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
59 – 64	4.50%	3.60%	59 – 64	3.00%	2.75%
65 – 69	7.25%	6.00%	65 – 69	3.00%	2.75%
70 – 74	7.25%	6.25%	70 – 74	3.00%	2.75%
75 – 79	7.75%	6.50%	75 – 79	3.00%	2.75%
80 +	7.75%	6.50%	80 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between November 15, 2021 and May 22, 2022
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
55 – 58	N/A	N/A	55 – 58	N/A	N/A
59 – 64	4.25%	3.10%	59 – 64	3.00%	2.75%
65 – 69	7.00%	5.50%	65 – 69	3.00%	2.75%
70 – 74	7.00%	5.75%	70 – 74	3.00%	2.75%
75 +	7.50%	6.00%	75 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between June 21, 2021 and November 14, 2021
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
55 – 58	N/A	N/A	55 - 58	N/A	N/A
59 – 64	4.25%	3.10%	59 – 64	3.00%	2.75%
65 – 69	6.75%	5.50%	65 – 69	3.00%	2.75%
70 – 74	7.00%	5.75%	70 – 74	3.00%	2.75%
75 +	7.00%	6.00%	75 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies. Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between December 14, 2020 and June 20, 2021
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	N/A	N/A	55 – 58	N/A
59 – 64	5.25%	3.00%	59+	3.00%
65 – 69	6.50%	5.50%
70 – 74	6.75%	5.75%
75 +	7.00%	6.00%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between May 18, 2020 and December 13, 2020
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	N/A	N/A	55 – 58	N/A
59 – 64	5.25%	3.00%	59+	3.00%
65 – 69	6.25%	5.75%
70 – 74	6.50%	6.00%
75 +	6.75%	6.25%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between October 1, 2018 and May 17, 2020
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications signed between August 20, 2018 and September 30, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 74	6.50%	6.00%
75 +	7.00%	6.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income BenefitGuaranteed Income Benefit Percentages by Ages: i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln Market Select® Advantage with applications and/or rider election forms signed between August 19, 2024 and April 30, 2025
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.25%	Under age 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	4.75%
75 – 79	5.25%	75 – 79	4.75%
80+	5.25%	80+	4.75%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of 4LATER® Select Advantage with applications and/or rider election forms signed between November 28, 2022 and January 2, 2024
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.15%	Under age 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln Market Select® Advantage with applications and/or rider election forms signed between December 14, 2020 and August 18, 2024, or for prior purchasers of 4LATER® Select Advantage with applications and/or rider election forms signed between December 14, 2020 and November 27, 2022
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.25%	40 – 54	2.00%
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.00%	59 – 64	2.50%
65 – 69	3.75%	65 – 69	2.75%
70 – 74	4.00%	70 – 74	3.25%
75 – 79	4.25%	75 – 79	3.50%
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
80+	4.25%	80+	3.75%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln Market Select® Advantage or 4LATER® Select Advantage with applications and/or rider election forms signed between May 18, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.25%	40 – 54	2.00%
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	2.50%
65 – 69	4.00%	65 – 69	2.75%
70 – 74	4.25%	70 – 74	3.25%
75 – 79	4.50%	75 – 79	3.50%
80+	4.50%	80+	3.75%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit elections and for prior purchasers of Lincoln Market Select® Advantage or 4LATER® Select Advantage with applications and/or rider election forms signed between November 18, 2019 and May 17, 2020
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 – 58	3.00%
59 – 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit elections between August 29, 2016 (October 3, 2016 for existing Contractowners) and November 17, 2019, or for purchasers of Lincoln Market Select® Advantage between August 29, 2016 (October 3, 2016 for existing Contractowners) and November 17, 2019, or for purchasers of 4LATER® Select Advantage between January 9, 2017 and November 17, 2019.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)Guaranteed Income Benefit Percentages by Ages: i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between November 28, 2022 and December 18, 2023
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.25%	Under age 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 23, 2022 and November 27, 2022, or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 23, 2022 and December 18, 2023
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections and for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between December 14, 2020 and May 22, 2022
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.00%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.50%
75 – 79	4.50%	75 – 79	3.75%
80+	4.50%	80+	4.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections and for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 18, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.50%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.75%	70 – 74	3.50%
75 – 79	4.75%	75 – 79	3.75%
80+	4.75%	80+	4.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between November 18, 2019 and May 17, 2020.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.25%
59 – 64	4.00%	59 – 64	3.75%
65 – 69	5.00%	65 – 69	4.25%
70 – 74	5.25%	70 – 74	4.50%
75 – 79	5.50%	75 – 79	5.00%
80+	5.50%	80+	5.25%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between November 18, 2019 and May 17, 2020.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 – 58	3.00%
59 – 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between February 19, 2019 and November 17, 2019.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	5.00%
75 – 79	5.50%	75 – 79	5.25%
80+	5.50%	80+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit elections for purchasers of Lincoln Market Select® Advantage prior to August 29, 2016 (October 3, 2016 for existing Contractowners).
	Table A for i4LIFE® Advantage Regular Income Payments or withdrawals taken prior to the 5th Benefit Year anniversary (Percentage of Account Value or Protected Income Base*)		Table B for i4LIFE® Advantage Regular Income Payments or withdrawals taken on and after the 5th Benefit Year anniversary (Percentage of Account Value or Protected Income Base*)
Age	Single Life	Joint Life**	Single Life	Joint Life**
Under age 40	1.50%	1.50%	2.50%	2.50%
40 – 54	2.00%	2.00%	3.00%	3.00%
55 – 58	2.50%	2.50%	3.50%	3.50%
59 – 64	3.00%	3.00%	4.00%	4.00%
65 – 69	3.50%	3.00%	4.50%	4.00%
70 – 74	4.00%	3.50%	5.00%	4.50%
75 – 79	4.00%	4.00%	5.00%	5.00%
80+	4.50%	4.50%	5.50%	5.50%
*Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Prior to the fifth Benefit Year anniversary, Table A will be used to determine the Guaranteed Income Benefit amount. If you take a withdrawal (either a Protected Annual Income withdrawal or an Excess Withdrawal) or begin receiving Regular Income Benefit payments under i4LIFE® Advantage Guaranteed Income Benefit, prior to the fifth Benefit Year anniversary, Table A will always be used to establish the Guaranteed Income Benefit. On or after the fifth Benefit Year anniversary, as long as no withdrawals occurred prior to the fifth Benefit Year anniversary, Table B will always be used. **If the joint life option is in effect, the younger of you and your spouse’s age applies.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 and prior to February 18, 2019, or for purchasers of 4LATER® Advantage (Managed Risk) on or after May 20, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit. **If joint life option is in effect, the younger of you and your spouse’s age applies.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or 4LATER® Advantage (Managed Risk) prior to May 20, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Protected Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*If joint life option is in effect, the younger of you and your spouse’s age applies. **Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit. i4LIFE® Advantage Guaranteed Income Benefit elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies. **Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Appendix F — Enhancement Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after July 18, 2022, but prior to December 18, 2023	Enhancement Base	6%
On or after May 18, 2020, but prior to July 18, 2022	Enhancement Base	5%
On or after August 20, 2018, but prior to May 18, 2020	Enhancement Base	6%
Prior to August 20, 2018	Protected Income Base	5%

Lincoln Market Select® Advantage Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after February 18, 2025, but prior to April 30, 2025	Enhancement Base	5%
On or after July 18, 2022, but prior to February 17, 2025	Enhancement Base	6%
On or after May 18, 2020, but prior to July 18, 2022	Enhancement Base	5%
On or after August 20, 2018, but prior to May 18, 2020	Enhancement Base	6%
Between August 29, 2016 (October 3, 2016 if your rider was elected after the contract issue date) and August 20, 2018	Protected Income Base	5%
Prior to August 29, 2016 (October 3, 2016, if your rider was elected after the contract issue date)	N/A	N/A

Lincoln Max 6 SelectSM Advantage Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after July 18, 2022, but prior to December 18, 2023	Enhancement Base	6%
On or after May 18, 2020, but prior to July 18, 2022	Enhancement Base	5%
Prior to May 18, 2020	Enhancement Base	6%

4LATER® Select Advantage Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after November 28, 2022, but prior to January 2, 2024	Equal to the Enhancement Value (initial Enhancement Value = Protected Income Base, and is increased by Enhancement Base x Enhancement Rate)	6%
On or after August 22, 2022, but prior to November 28, 2022	Enhancement Base	6%
On or after May 18, 2020, but prior to August 22, 2022	Enhancement Base	5%
On or after November 19, 2018, but prior to May 18, 2020	Enhancement Base	6%
Prior to November 19, 2018	Protected Income Base	5%

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B advised by AllianceBernstein L.P.	1.06%	9.72%	8.57%	7.36%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.16%[2]	5.96%	8.77%	9.45%
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 4 advised by Capital Research and Management Company This fund will be available on or about May 12, 2025. Please consult your registered representative.	1.15%[2]	2.12%	2.74%	5.54%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	0.99%	27.56%	14.46%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	1.06%	9.73%	6.35%	7.02%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B advised by DWS Investment Management Americas, Inc.	1.26%	5.30%	3.97%	2.83%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.67%	15.58%	10.57%	9.35%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.81%	33.45%	16.74%	13.33%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.79%[2]	8.38%	5.60%	5.69%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.81%	30.07%	18.63%	16.34%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	2.42%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	15.03%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	1.76%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	8.89%	5.45%	5.25%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.72%[2]	7.20%	5.29%	5.27%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.82%[2]	7.08%	5.17%	5.16%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II	1.00%	11.58%	6.10%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.94%	11.27%	5.75%	5.83%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	1.04%	11.16%	5.64%	5.72%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after August 19, 2024.	0.59%	12.42%	10.20%	9.65%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	0.34%	2.97%	4.10%
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Service Class	1.20%[2]	14.72%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4]	1.04%[2]	10.27%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4]	1.05%[2]	13.91%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Service Class	1.06%[2]	15.11%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	25.62%	12.14%	13.04%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	11.79%	6.79%	N/A
Capital growth.	LVIP American Century Capital Appreciation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	24.79%	11.27%	10.79%
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	12.84%	7.91%	7.97%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	1.54%	1.22%	1.73%
Capital growth.	LVIP American Century International Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	2.46%	3.39%	4.77%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	10.52%	7.30%	7.37%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	8.52%	7.13%	7.87%
Capital Appreciation.	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.16%[2]	11.54%	7.29%	7.49%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	28.62%	18.01%	16.29%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	9.29%	8.41%	8.01%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.03%	13.25%	9.36%	10.33%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Small Capitalization Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.32%[2]	1.93%	2.59%	5.38%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.94%	31.19%	18.42%	16.17%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.88%	23.81%	12.63%	11.82%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	2.75%	0.85%	3.63%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	5.44%	7.96%	9.41%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	11.22%	7.93%	6.96%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Value Fund)	0.95%[2]	6.86%	5.38%	6.87%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Capital Appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.19%[2]	9.22%	3.37%	3.41%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	10.79%	3.20%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%	2.38%	2.26%	1.89%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.08%[2]	1.36%	0.27%	2.42%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	13.03%	4.38%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	30.09%	15.45%	11.36%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.93%	8.92%	8.85%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.12%	10.58%	N/A	N/A
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	21.86%	11.25%	9.43%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	2.81%	4.35%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%	4.43%	2.96%	3.30%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	20.35%	12.89%	11.41%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	18.16%	12.54%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	20.36%	12.79%	9.29%
Capital Appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	27.19%	14.23%	10.06%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.81%[2]	1.67%	0.14%	1.48%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	12.26%	8.66%	5.78%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	8.64%	3.11%	2.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.65%[2]	3.51%	4.22%	4.43%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	27.68%	12.65%	10.80%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%	12.91%	9.88%	7.77%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.77%	4.40%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	7.43%	2.62%	3.46%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	10.86%	3.84%	4.21%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	9.91%	3.41%	3.88%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	12.66%	8.47%	6.29%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	7.81%	3.77%	4.24%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%	14.02%	N/A	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	7.70%	3.63%	3.98%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	15.14%	8.84%	6.05%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.77%[2]	3.99%	1.41%	1.61%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%	11.44%	6.77%	7.02%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%	23.68%	15.45%	13.11%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.72%	1.25%	-0.31%	1.21%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.88%[2]	5.80%	2.41%	1.96%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.04%[2]	6.34%	3.36%	3.94%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.77%	14.42%	8.69%	8.94%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.10%[2]	14.38%	9.21%	9.21%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.78%	20.65%	13.48%	11.48%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.02%	33.66%	19.26%	14.18%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.13%[2]	7.55%	2.75%	4.02%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.96%[2]	7.91%	4.24%	4.57%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	7.83%	5.99%	7.70%
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	-5.40%	-3.47%	-0.71%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	4.43%	3.22%	3.93%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	16.44%	9.71%	7.41%
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	7.73%	3.23%	5.51%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	0.80%	-0.85%	0.78%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%[2]	5.69%	3.34%	3.95%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	6.54%	0.50%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	9.70%	4.94%	4.24%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	2.52%	1.69%	2.62%
Capital Appreciation. A fund of funds.	LVIP SSGA Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	24.07%	13.53%	10.34%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.60%[2]	13.27%	9.67%	9.04%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%	8.10%	5.26%	5.46%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%	9.00%	5.81%	5.97%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	4.63%	1.64%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
Capital Appreciation. A fund of funds.	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.05%	6.10%	5.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%	6.20%	3.44%	3.80%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	9.14%	5.51%	5.34%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.83%	10.21%	6.11%	5.78%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	23.36%	10.86%	11.68%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	14.80%	5.78%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	13.27%	5.22%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%	1.18%	-0.82%	0.70%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	21.80%	13.08%	11.75%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	3.62%	3.43%	4.64%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	12.04%	8.83%	7.83%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.80%	0.44%	-1.06%	N/A
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Service Class[3] advised by Delaware Management Company	1.46%[2]	4.77%	0.72%	3.75%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] advised by Delaware Management Company	1.04%	11.02%	6.83%	7.30%
Capital Appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.97%[2]	31.15%	14.46%	14.82%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	7.46%	5.89%	6.20%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC This fund is not available in contracts issued on or after January 9, 2017.	2.38%[2]	3.97%	6.98%	1.55%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.90%	16.73%	9.11%	8.60%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.80%	19.14%	12.45%	10.88%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB	1.06%	14.88%	9.54%	8.84%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB	0.88%	23.02%	13.72%	13.50%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2 advised by Franklin Advisers, Inc. This fund is not available in contracts issued on or after January 9, 2017.	0.75%[2]	- 11.37%	-4.85%	-2.03%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B advised by AllianceBernstein L.P.	1.06%	9.72%	8.57%	7.36%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.16%[2]	5.96%	8.77%	9.45%
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 4 advised by Capital Research and Management Company This fund will be available on or about May 12, 2025. Please consult your registered representative.	1.15%[2]	2.12%	2.74%	5.54%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	0.99%	27.56%	14.46%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	1.06%	9.73%	6.35%	7.02%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B advised by DWS Investment Management Americas, Inc.	1.26%	5.30%	3.97%	2.83%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.67%	15.58%	10.57%	9.35%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.81%	33.45%	16.74%	13.33%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.79%[2]	8.38%	5.60%	5.69%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.81%	30.07%	18.63%	16.34%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	2.42%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	15.03%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	1.76%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	8.89%	5.45%	5.25%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.72%[2]	7.20%	5.29%	5.27%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.82%[2]	7.08%	5.17%	5.16%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II	1.00%	11.58%	6.10%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.94%	11.27%	5.75%	5.83%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	1.04%	11.16%	5.64%	5.72%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after August 19, 2024.	0.59%	12.42%	10.20%	9.65%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	0.34%	2.97%	4.10%
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Service Class	1.20%[2]	14.72%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4]	1.04%[2]	10.27%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4]	1.05%[2]	13.91%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Service Class	1.06%[2]	15.11%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	25.62%	12.14%	13.04%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	11.79%	6.79%	N/A
Capital growth.	LVIP American Century Capital Appreciation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	24.79%	11.27%	10.79%
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	12.84%	7.91%	7.97%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	1.54%	1.22%	1.73%
Capital growth.	LVIP American Century International Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	2.46%	3.39%	4.77%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	10.52%	7.30%	7.37%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	8.52%	7.13%	7.87%
Capital Appreciation.	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.16%[2]	11.54%	7.29%	7.49%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	28.62%	18.01%	16.29%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	9.29%	8.41%	8.01%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.03%	13.25%	9.36%	10.33%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Small Capitalization Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.32%[2]	1.93%	2.59%	5.38%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.94%	31.19%	18.42%	16.17%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.88%	23.81%	12.63%	11.82%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	2.75%	0.85%	3.63%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	5.44%	7.96%	9.41%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	11.22%	7.93%	6.96%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Value Fund)	0.95%[2]	6.86%	5.38%	6.87%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Capital Appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.19%[2]	9.22%	3.37%	3.41%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	10.79%	3.20%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%	2.38%	2.26%	1.89%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.08%[2]	1.36%	0.27%	2.42%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	13.03%	4.38%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	30.09%	15.45%	11.36%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.93%	8.92%	8.85%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.12%	10.58%	N/A	N/A
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	21.86%	11.25%	9.43%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	2.81%	4.35%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%	4.43%	2.96%	3.30%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	20.35%	12.89%	11.41%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	18.16%	12.54%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	20.36%	12.79%	9.29%
Capital Appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	27.19%	14.23%	10.06%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.81%[2]	1.67%	0.14%	1.48%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	12.26%	8.66%	5.78%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	8.64%	3.11%	2.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.65%[2]	3.51%	4.22%	4.43%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	27.68%	12.65%	10.80%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%	12.91%	9.88%	7.77%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.77%	4.40%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	7.43%	2.62%	3.46%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	10.86%	3.84%	4.21%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	9.91%	3.41%	3.88%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	12.66%	8.47%	6.29%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	7.81%	3.77%	4.24%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%	14.02%	N/A	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	7.70%	3.63%	3.98%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	15.14%	8.84%	6.05%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.77%[2]	3.99%	1.41%	1.61%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%	11.44%	6.77%	7.02%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%	23.68%	15.45%	13.11%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.72%	1.25%	-0.31%	1.21%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.88%[2]	5.80%	2.41%	1.96%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.04%[2]	6.34%	3.36%	3.94%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.77%	14.42%	8.69%	8.94%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.10%[2]	14.38%	9.21%	9.21%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.78%	20.65%	13.48%	11.48%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.02%	33.66%	19.26%	14.18%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.13%[2]	7.55%	2.75%	4.02%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.96%[2]	7.91%	4.24%	4.57%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	7.83%	5.99%	7.70%
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	-5.40%	-3.47%	-0.71%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	4.43%	3.22%	3.93%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	16.44%	9.71%	7.41%
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	7.73%	3.23%	5.51%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	0.80%	-0.85%	0.78%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%[2]	5.69%	3.34%	3.95%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	6.54%	0.50%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	9.70%	4.94%	4.24%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	2.52%	1.69%	2.62%
Capital Appreciation. A fund of funds.	LVIP SSGA Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	24.07%	13.53%	10.34%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.60%[2]	13.27%	9.67%	9.04%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%	8.10%	5.26%	5.46%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%	9.00%	5.81%	5.97%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	4.63%	1.64%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
Capital Appreciation. A fund of funds.	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.05%	6.10%	5.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%	6.20%	3.44%	3.80%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	9.14%	5.51%	5.34%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.83%	10.21%	6.11%	5.78%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	23.36%	10.86%	11.68%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	14.80%	5.78%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	13.27%	5.22%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%	1.18%	-0.82%	0.70%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	21.80%	13.08%	11.75%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	3.62%	3.43%	4.64%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	12.04%	8.83%	7.83%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.80%	0.44%	-1.06%	N/A
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Service Class[3] advised by Delaware Management Company	1.46%[2]	4.77%	0.72%	3.75%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] advised by Delaware Management Company	1.04%	11.02%	6.83%	7.30%
Capital Appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.97%[2]	31.15%	14.46%	14.82%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	7.46%	5.89%	6.20%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC This fund is not available in contracts issued on or after January 9, 2017.	2.38%[2]	3.97%	6.98%	1.55%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.90%	16.73%	9.11%	8.60%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.80%	19.14%	12.45%	10.88%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB	1.06%	14.88%	9.54%	8.84%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB	0.88%	23.02%	13.72%	13.50%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2 advised by Franklin Advisers, Inc. This fund is not available in contracts issued on or after January 9, 2017.	0.75%[2]	- 11.37%	-4.85%	-2.03%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Some Portfolio Companies not Available for All Benefits [Text Block]	Appendix B — Investment Requirements If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for the Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements. If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider. Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition. Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us. If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 or on or after May 18, 2020, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only. Not all funds may be available in your Contract; refer to Appendix A – Funds Available Under The Contract of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Lincoln Hedged S&P 500 Conservative Fund* LVIP American Century Inflation Protection Fund LVIP BlackRock Inflation Protected Bond Fund LVIP Fidelity Institutional AM® Total Bond Fund	Lincoln Hedged S&P 500 Fund* Lincoln Opportunistic Hedged Equity Fund* LVIP American Century Select Mid Cap Managed Volatility Fund	No subaccounts at this time.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Mondrian Global Income Fund (not available
for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

LVIP BlackRock Dividend Value Managed
Volatility Fund
LVIP BlackRock Global Allocation Managed Risk
Fund
LVIP BlackRock Global Growth ETF Allocation
Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation
Managed Risk Fund
LVIP Blended Large Cap Growth Managed
Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap
Managed Volatility Fund
LVIP Dimensional International Equity Managed
Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility
Fund
LVIP Fidelity Institutional AM® Select Core Equity
Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed
Volatility Fund
LVIP Global Aggressive Growth Allocation
Managed Risk Fund
LVIP Global Conservative Allocation Managed
Risk Fund
LVIP Global Growth Allocation Managed Risk
Fund
LVIP Global Moderate Allocation Managed Risk
Fund
LVIP Invesco Select Equity Income Managed
Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed
Volatility Fund
LVIP Multi-Manager Global Equity Managed
Volatility Fund
LVIP Multi-Manager International Equity
Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed
Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed
Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund

*This fund option is only available for elections of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on and after May 18, 2020. The fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025. As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.●Lincoln Hedged S&P 500 Conservative Fund* ●LVIP American Century Inflation Protection Fund ●LVIP BlackRock Global Allocation Managed Risk Fund ●LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund ●LVIP BlackRock Inflation Protected Bond Fund ●LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund ●LVIP Fidelity Institutional AM® Total Bond Fund ●LVIP Global Aggressive Growth Allocation Managed Risk Fund ●LVIP Global Conservative Allocation Managed Risk Fund ●LVIP Global Growth Allocation Managed Risk Fund ●LVIP Global Moderate Allocation Managed Risk Fund ●LVIP JPMorgan Core Bond Fund ●LVIP JPMorgan Short Duration Bond Fund ●LVIP Macquarie Bond Fund ●LVIP Macquarie Diversified Floating Rate Fund●LVIP Mondrian Global Income Fund (not available for riders purchased on or after May 21, 2018) ●LVIP PIMCO Low Duration Bond Fund ●LVIP SSGA Bond Index Fund ●LVIP SSGA Global Tactical Allocation Managed Volatility Fund ●LVIP SSGA Short-Term Bond Index Fund ●LVIP U.S. Aggressive Growth Allocation Managed Risk Fund ●LVIP U.S. Growth Allocation Managed Risk Fund ●LVIP Vanguard Bond Allocation Fund ●LVIP Western Asset Core Bond Fund*This fund option is only available for elections of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on and after May 18, 2020. The fixed account, if available, is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models, if available: ●70/30 Global Allocation Managed Volatility Model ●80/20 Global Allocation Managed Volatility Model ●80/20 U.S. Allocation Managed Volatility Model You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, or 4LATER® Select Advantage on or after August 29, 2016 (October 3, 2016 for existing Contractowners), i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

AB VPS Discovery Value Portfolio
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Multi-Asset Variable Conservative Growth
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP AllianceBernstein Large Cap Growth Fund
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Equity Dividend Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.

LVIP BlackRock Global Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Channing Small Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Macquarie High Yield Fund
LVIP Macquarie Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund
LVIP Macquarie U.S. Growth Fund
LVIP Macquarie Wealth Builder Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington SMID Cap Value Fund
Macquarie VIP Small Cap Value Series
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Leaders Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.●Fidelity® VIP Balanced Portfolio ●Fidelity® VIP FundsManager® 50% Portfolio ●First Trust/Dow Jones Dividend & Income Allocation Portfolio●Franklin Allocation VIP Fund ●Franklin Multi-Asset Variable Conservative Growth ●Lincoln Hedged S&P 500 Conservative Fund ●Lincoln Hedged S&P 500 Fund ●Lincoln Opportunistic Hedged Equity Fund ●LVIP American Century Balanced Fund ●LVIP American Century Inflation Protection Fund ●LVIP BlackRock Global Allocation Fund ●LVIP BlackRock Global Allocation Managed Risk Fund ●LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund ●LVIP BlackRock Inflation Protected Bond Fund ●LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund ●LVIP Fidelity Institutional AM® Total Bond Fund ●LVIP Global Aggressive Growth Allocation Managed Risk Fund ●LVIP Global Conservative Allocation Managed Risk Fund ●LVIP Global Growth Allocation Managed Risk Fund ●LVIP Global Moderate Allocation Managed Risk Fund ●LVIP JPMorgan Core Bond Fund ●LVIP JPMorgan Retirement Income Fund ●LVIP JPMorgan Short Duration Bond Fund ●LVIP Macquarie Bond Fund ●LVIP Macquarie Diversified Floating Rate Fund●LVIP Macquarie Wealth Builder Fund ●LVIP PIMCO Low Duration Bond Fund ●LVIP SSGA Bond Index Fund ●LVIP SSGA Conservative Index Allocation Fund ●LVIP SSGA Global Tactical Allocation Managed Volatility Fund ●LVIP SSGA Moderate Index Allocation Fund ●LVIP SSGA Moderately Aggressive Index Allocation Fund ●LVIP SSGA Short-Term Bond Index Fund ●LVIP Structured Conservative Allocation Fund ●LVIP Structured Moderate Allocation Fund ●LVIP Structured Moderately Aggressive Allocation Fund ●LVIP U.S. Aggressive Growth Allocation Managed Risk Fund ●LVIP U.S. Growth Allocation Managed Risk Fund ●LVIP Vanguard Bond Allocation Fund ●LVIP Western Asset Core Bond Fund ●MFS® VIT Total Return Series ●Putnam VT George Putnam Balanced FundThe fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025. Additionally, Contract Value or i4LIFE® Advantage Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models, if available: ●80/20 Elite Growth Model ●Active-Passive Global Growth Allocation Model ●American Century Diversified Growth Model ●Dimensional/Vanguard Moderate Allocation Model ●Dimensional/Vanguard Global Growth Allocation Model ●First Trust Defensive Equity Strength Model ●JPMorgan U.S. Active Growth Model ●Multi-Manager Domestic Growth Allocation Model ●Multi-Manager Moderate Allocation Model (not available in Contracts issued on or after August 19, 2024) You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or i4LIFE® Advantage Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to Appendix A – Funds Available Under The Contract of this prospectus for more information.●LVIP American Century Inflation Protection Fund ●LVIP American Century Select Mid Cap Managed Volatility Fund ●LVIP BlackRock Dividend Value Managed Volatility Fund ●LVIP BlackRock Global Allocation Managed Risk Fund ●LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund ●LVIP BlackRock Inflation Protected Bond Fund ●LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund ●LVIP Blended Large Cap Growth Managed Volatility Fund ●LVIP Blended Mid Cap Managed Volatility Fund ●LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund ●LVIP Dimensional International Equity Managed Volatility Fund ●LVIP Dimensional U.S. Equity Managed Volatility Fund ●LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund ●LVIP Fidelity Institutional AM® Total Bond Fund ●LVIP Franklin Templeton Global Equity Managed Volatility Fund ●LVIP Global Aggressive Growth Allocation Managed Risk Fund ●LVIP Global Conservative Allocation Managed Risk Fund ●LVIP Global Growth Allocation Managed Risk Fund ●LVIP Global Moderate Allocation Managed Risk Fund ●LVIP Invesco Select Equity Income Managed Volatility Fund ●LVIP JPMorgan Core Bond Fund ●LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund ●LVIP JPMorgan Short Duration Bond Fund ●LVIP Macquarie Bond Fund ●LVIP Macquarie Diversified Floating Rate Fund●LVIP Multi-Manager International Equity Managed Volatility Fund ●LVIP Multi-Manager Global Equity Managed Volatility Fund ●LVIP PIMCO Low Duration Bond Fund ●LVIP SSGA Bond Index Fund ●LVIP SSGA Global Tactical Allocation Managed Volatility Fund ●LVIP SSGA International Managed Volatility Fund ●LVIP SSGA Large Cap Managed Volatility Fund ●LVIP SSGA Short-Term Bond Index Fund ●LVIP SSGA SMID Cap Managed Volatility Fund ●LVIP U.S. Aggressive Growth Allocation Managed Risk Fund ●LVIP U.S. Growth Allocation Managed Risk Fund ●LVIP Vanguard Bond Allocation Fund ●LVIP Western Asset Core Bond FundThe fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: ●70/30 Global Allocation Managed Volatility Model ●80/20 Global Allocation Managed Volatility Model ●80/20 U.S. Allocation Managed Volatility Model You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.●AB VPS Sustainable Global Thematic Portfolio ●American Funds® IS Global Small Capitalization Fund ●ClearBridge Variable Mid Cap Portfolio ●DWS Alternative Asset Allocation VIP Portfolio ●Fidelity® VIP Growth Portfolio ●First Trust Capital Strength Hedged Equity Portfolio ●Lincoln Hedged Nasdaq-100 Fund●LVIP BlackRock Real Estate Fund ●LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund ●LVIP Macquarie U.S. REIT Fund ●LVIP Mondrian Global Income Fund ●LVIP SSGA Emerging Markets Equity Index Fund ●Macquarie VIP Emerging Markets Series ●MFS®VIT Utilities Series ●PIMCO VIT CommodityRealReturn® Strategy Portfolio ●Putnam VT Sustainable Future Fund ●Templeton Global Bond VIP FundThe fixed account, if available, is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: ●80/20 Elite Growth Model ●Active-Passive Global Growth Allocation Model ●American Century Diversified Growth Model ●Dimensional/Vanguard Moderate Allocation Model ●Dimensional/Vanguard Global Growth Allocation Model ●First Trust Defensive Equity Strength Model ●JPMorgan U.S. Active Growth Model ●Multi-Manager Domestic Growth Allocation Model ●Multi-Manager Moderate Allocation Model (only available in Contracts issued prior to August 19, 2024) You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For Lincoln Market Select® Advantage riders, and for i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

AB VPS Discovery Value Portfolio
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital
Strength Portfolio
First Trust/Dow Jones Dividend & Income
Allocation Portfolio
Franklin Allocation VIP Fund

AB VPS Sustainable Global Thematic Portfolio
American Funds® IS Global Small Capitalization
Fund
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Real Estate Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
LVIP Macquarie U.S. REIT Fund
LVIP SSGA Emerging Markets Equity Index Fund
Macquarie VIP Emerging Markets Series
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value

Franklin Income VIP Fund
Franklin Multi-Asset Variable Conservative
Growth Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
LVIP AllianceBernstein Large Cap Growth Fund
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value
Fund
LVIP American Century International Fund
LVIP American Century Large Company Value
Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Equity Dividend Fund
LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor
International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap
Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap
Equity Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Macquarie High Yield Fund
LVIP Macquarie Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund
LVIP Macquarie U.S. Growth Fund
LVIP Macquarie Wealth Builder Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index
Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive
Allocation Fund
LVIP T. Rowe Price Structured Mid-Cap Growth
Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington SMID Cap Value Fund
Macquarie VIP Small Cap Value Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
MFS® VIT Growth Series MFS® VIT Total Return Series Putnam VT George Putnam Balanced Fund Putnam VT Large Cap Value Fund Putnam VT Sustainable Leaders Fund
The fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025. As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.●Fidelity® VIP Balanced Portfolio ●Fidelity® VIP FundsManager® 50% Portfolio ●First Trust/Dow Jones Dividend & Income Allocation Portfolio●Franklin Allocation VIP Fund ●Franklin Multi-Asset Variable Conservative Growth Fund ●LVIP American Century Balanced Fund ●LVIP American Century Inflation Protection Fund ●LVIP BlackRock Global Allocation Fund ●LVIP BlackRock Inflation Protected Bond Fund ●LVIP Fidelity Institutional AM® Total Bond Fund ●LVIP JPMorgan Core Bond Fund ●LVIP JPMorgan Retirement Income Fund ●LVIP JPMorgan Short Duration Bond Fund ●LVIP Macquarie Bond Fund ●LVIP Macquarie Diversified Floating Rate Fund●LVIP Macquarie Wealth Builder Fund ●LVIP Mondrian Global Income Fund ●LVIP PIMCO Low Duration Bond Fund ●LVIP SSGA Bond Index Fund ●LVIP SSGA Conservative Index Allocation Fund ●LVIP SSGA Moderate Index Allocation Fund ●LVIP SSGA Moderately Aggressive Index Allocation Fund ●LVIP SSGA Short-Term Bond Index Fund ●LVIP Structured Conservative Allocation Fund ●LVIP Structured Moderate Allocation Fund ●LVIP Structured Moderately Aggressive Allocation Fund ●LVIP Vanguard Bond Allocation Fund ●LVIP Western Asset Core Bond Fund ●MFS® VIT Total Return Series ●Putnam VT George Putnam Balanced Fund Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts offered under the Contract, except for Subaccounts in Group 3, and the fixed account and those listed below.
AB VPS Sustainable Global Thematic Portfolio
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Real Estate Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
LVIP Macquarie U.S. REIT Fund
LVIP SSGA Emerging Markets Equity Index Fund
Macquarie VIP Emerging Markets Series
MFS® VIT Utilities Series

The ClearBridge Variable Mid Cap Portfolio, First Trust Capital Strength Hedged Equity Portfolio, Lincoln Hedged Nasdaq-100 Fund, Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund, Lincoln Opportunistic Hedged Equity Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn Strategy Portfolio, Putnam VT Sustainable Future Fund, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025. As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.●Fidelity® VIP Balanced Portfolio ●Fidelity® VIP FundsManager® 50% Portfolio ●First Trust/Dow Jones Dividend & Income Allocation Portfolio●Franklin Allocation VIP Fund ●Franklin Income VIP Fund ●Franklin Multi-Asset Variable Conservative Growth Fund ●LVIP American Century Balanced Fund ●LVIP American Century Inflation Protection Fund ●LVIP BlackRock Global Allocation Fund ●LVIP BlackRock Global Allocation Managed Risk Fund ●LVIP BlackRock Inflation Protected Bond Fund ●LVIP Fidelity Institutional AM® Total Bond Fund ●LVIP Global Aggressive Growth Allocation Managed Risk Fund ●LVIP Global Conservative Allocation Managed Risk Fund ●LVIP Global Growth Allocation Managed Risk Fund ●LVIP Global Moderate Allocation Managed Risk Fund ●LVIP JPMorgan Core Bond Fund ●LVIP JPMorgan Retirement Income Fund ●LVIP JPMorgan Short Duration Bond Fund ●LVIP Macquarie Bond Fund ●LVIP Macquarie Diversified Floating Rate Fund ●LVIP Macquarie High Yield Fund●LVIP Macquarie Wealth Builder Fund ●LVIP Mondrian Global Income Fund ●LVIP PIMCO Low Duration Bond Fund ●LVIP SSGA Bond Index Fund ●LVIP SSGA Conservative Index Allocation Fund ●LVIP SSGA Global Tactical Allocation Managed Volatility Fund ●LVIP SSGA Moderate Index Allocation Fund ●LVIP SSGA Moderately Aggressive Index Allocation Fund ●LVIP SSGA Short-Term Bond Index Fund ●LVIP Structured Conservative Allocation Fund ●LVIP Structured Moderate Allocation Fund ●LVIP Structured Moderately Aggressive Allocation Fund ●LVIP U.S. Aggressive Growth Allocation Managed Risk Fund ●LVIP U.S. Growth Allocation Managed Risk Fund ●LVIP Vanguard Bond Allocation Fund ●LVIP Western Asset Core Bond Fund ●MFS® VIT Total Return Series ●Putnam VT George Putnam Balanced Fund
Lincoln Market Select® Advantage Protected Annual Income Rates by Ages:
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
NY ChoicePlus Assurance Series | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.
NY ChoicePlus Assurance Series | VariableOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
NY ChoicePlus Assurance Series | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
NY ChoicePlus Assurance Series | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The optional Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with these Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with certain Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
NY ChoicePlus Assurance Series | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
NY ChoicePlus Assurance Series | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
NY ChoicePlus Assurance Series | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding any version of Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Servicing Office approval ($2 million or more where a Living Benefit Rider or Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
NY ChoicePlus Assurance Series | ElectionofOptionalBenefitRiskMember
Prospectus:
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.
NY ChoicePlus Assurance Series | FeeandExpenseRiskMember
Prospectus:
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
NY ChoicePlus Assurance Series | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
NY ChoicePlus Assurance Series | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
NY ChoicePlus Assurance Series | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
NY ChoicePlus Assurance Series | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Withdrawals from B-Share and L-Share contracts may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
NY ChoicePlus Assurance Series | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.●Each investment option (including the fixed account option) has its own unique risks.●You should review the investment options before making an investment decision.
NY ChoicePlus Assurance Series | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln New York, including our financial strength ratings, is available upon request by calling 1-888-868-2583 or visiting www.LincolnFinancial.com.
NY ChoicePlus Assurance Series | ABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	7.36%
NY ChoicePlus Assurance Series | ABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	9.45%
NY ChoicePlus Assurance Series | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	American Funds® IS Global Small Capitalization Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	5.54%
NY ChoicePlus Assurance Series | ClearBridgeVariableLargeCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	27.56%
Average Annual Total Returns, 5 Years [Percent]	14.46%
NY ChoicePlus Assurance Series | ClearBridgeVariableMidCapPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.02%
NY ChoicePlus Assurance Series | DWSAlternativeAssetAllocationVIPPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	2.83%
NY ChoicePlus Assurance Series | FidelityVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Income and capital growth consistent with reasonable risk.
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	9.35%
NY ChoicePlus Assurance Series | FidelityVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	13.33%
NY ChoicePlus Assurance Series | FidelityVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	8.38%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	5.69%
NY ChoicePlus Assurance Series | FidelityVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class 2
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	30.07%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	16.34%
NY ChoicePlus Assurance Series | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
NY ChoicePlus Assurance Series | FirstTrustCapitalStrengthHedgedEquityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Hedged Equity Portfolio - Class I
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	2.42%
NY ChoicePlus Assurance Series | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.41%
NY ChoicePlus Assurance Series | FirstTrustGrowthStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Growth Strength Portfolio - Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.03%
NY ChoicePlus Assurance Series | FirstTrustInternationalDevelopedCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust International Developed Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	1.76%
NY ChoicePlus Assurance Series | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
NY ChoicePlus Assurance Series | FranklinAllocationVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with income as a secondary objective.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund - Class 4
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	5.25%
NY ChoicePlus Assurance Series | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.27%
NY ChoicePlus Assurance Series | FranklinIncomeVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 4
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	5.16%
NY ChoicePlus Assurance Series | FranklinMultiAssetVariableConservativeGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balance of growth of capital and income. A fund of funds.
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Conservative Growth - Class II
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	6.10%
NY ChoicePlus Assurance Series | FranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 2
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.83%
NY ChoicePlus Assurance Series | FranklinMutualSharesVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 4
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	5.72%
NY ChoicePlus Assurance Series | InvescoVIEquallyWeightedSP500FundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.65%
NY ChoicePlus Assurance Series | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series II Shares
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	0.34%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	4.10%
NY ChoicePlus Assurance Series | LincolnHedgedNasdaq100FundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged Nasdaq-100 Fund - Service Class
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.72%
NY ChoicePlus Assurance Series | LincolnHedgedSP500ConservativeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	10.27%
NY ChoicePlus Assurance Series | LincolnHedgedSP500FundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund - Service Class
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.91%
NY ChoicePlus Assurance Series | LincolnOpportunisticHedgedEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Opportunistic Hedged Equity Fund - Service Class
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.11%
NY ChoicePlus Assurance Series | LVIPAllianceBernsteinLargeCapGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	25.62%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	13.04%
NY ChoicePlus Assurance Series | LVIPAmericanCenturyBalancedFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	6.79%
NY ChoicePlus Assurance Series | LVIPAmericanCenturyCapitalAppreciationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	24.79%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	10.79%
NY ChoicePlus Assurance Series | LVIPAmericanCenturyDisciplinedCoreValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.97%
NY ChoicePlus Assurance Series | LVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.54%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.73%
NY ChoicePlus Assurance Series | LVIPAmericanCenturyInternationalFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century International Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	2.46%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	4.77%
NY ChoicePlus Assurance Series | LVIPAmericanCenturyLargeCompanyValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Large Company Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	7.37%
NY ChoicePlus Assurance Series | LVIPAmericanCenturyMidCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.87%
NY ChoicePlus Assurance Series | LVIPAmericanCenturySelectMidCapManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	7.49%
NY ChoicePlus Assurance Series | LVIPAmericanCenturyUltraFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	28.62%
Average Annual Total Returns, 5 Years [Percent]	18.01%
Average Annual Total Returns, 10 Years [Percent]	16.29%
NY ChoicePlus Assurance Series | LVIPAmericanCenturyValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	8.01%
NY ChoicePlus Assurance Series | LVIPAmericanGlobalGrowthFundServiceClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Global Growth Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.25%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	10.33%
NY ChoicePlus Assurance Series | LVIPAmericanGlobalSmallCapitalizationFundServiceClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Global Small Capitalization Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	1.93%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	5.38%
NY ChoicePlus Assurance Series | LVIPAmericanGrowthFundServiceClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Growth Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	31.19%
Average Annual Total Returns, 5 Years [Percent]	18.42%
Average Annual Total Returns, 10 Years [Percent]	16.17%
NY ChoicePlus Assurance Series | LVIPAmericanGrowthIncomeFundServiceClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Growth-Income Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	23.81%
Average Annual Total Returns, 5 Years [Percent]	12.63%
Average Annual Total Returns, 10 Years [Percent]	11.82%
NY ChoicePlus Assurance Series | LVIPAmericanInternationalFundServiceClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American International Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	2.75%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	3.63%
NY ChoicePlus Assurance Series | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	5.44%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	9.41%
NY ChoicePlus Assurance Series | LVIPBlackRockDividendValueManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Reasonable income.
Portfolio Company Name [Text Block]	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	6.96%
NY ChoicePlus Assurance Series | LVIPBlackRockEquityDividendFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Equity Dividend Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	6.87%
NY ChoicePlus Assurance Series | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	5.94%
NY ChoicePlus Assurance Series | LVIPBlackRockGlobalAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.41%
NY ChoicePlus Assurance Series | LVIPBlackRockGlobalGrowthETFAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	3.20%
NY ChoicePlus Assurance Series | LVIPBlackRockInflationProtectedBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	2.38%
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	1.89%
NY ChoicePlus Assurance Series | LVIPBlackRockRealEstateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.42%
NY ChoicePlus Assurance Series | LVIPBlackRockUSGrowthETFAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	4.38%
NY ChoicePlus Assurance Series | LVIPBlendedLargeCapGrowthManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital in a manner consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	30.09%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	11.36%
NY ChoicePlus Assurance Series | LVIPBlendedMidCapManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.93%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	8.85%
NY ChoicePlus Assurance Series | LVIPChanningSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Channing Small Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.58%
NY ChoicePlus Assurance Series | LVIPClearBridgeFranklinSelectLargeCapManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	21.86%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	9.43%
NY ChoicePlus Assurance Series | LVIPDimensionalInternationalCoreEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.81%
Average Annual Total Returns, 5 Years [Percent]	4.35%
NY ChoicePlus Assurance Series | LVIPDimensionalInternationalEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional International Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	4.43%
Average Annual Total Returns, 5 Years [Percent]	2.96%
Average Annual Total Returns, 10 Years [Percent]	3.30%
NY ChoicePlus Assurance Series | LVIPDimensionalUSCoreEquity1FundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	11.41%
NY ChoicePlus Assurance Series | LVIPDimensionalUSCoreEquity2FundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.16%
Average Annual Total Returns, 5 Years [Percent]	12.54%
NY ChoicePlus Assurance Series | LVIPDimensionalUSEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	20.36%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.29%
NY ChoicePlus Assurance Series | LVIPFidelityInstitutionalAMSelectCoreEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	27.19%
Average Annual Total Returns, 5 Years [Percent]	14.23%
Average Annual Total Returns, 10 Years [Percent]	10.06%
NY ChoicePlus Assurance Series | LVIPFidelityInstitutionalAMTotalBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	1.48%
NY ChoicePlus Assurance Series | LVIPFranklinTempletonGlobalEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.26%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	5.78%
NY ChoicePlus Assurance Series | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	3.11%
Average Annual Total Returns, 10 Years [Percent]	2.56%
NY ChoicePlus Assurance Series | LVIPFranklinTempletonMultiFactorInternationalEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	3.51%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	4.43%
NY ChoicePlus Assurance Series | LVIPFranklinTempletonMultiFactorLargeCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	27.68%
Average Annual Total Returns, 5 Years [Percent]	12.65%
Average Annual Total Returns, 10 Years [Percent]	10.80%
NY ChoicePlus Assurance Series | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	7.77%
NY ChoicePlus Assurance Series | LVIPGlobalAggressiveGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	4.40%
NY ChoicePlus Assurance Series | LVIPGlobalConservativeAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	3.46%
NY ChoicePlus Assurance Series | LVIPGlobalGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	4.21%
NY ChoicePlus Assurance Series | LVIPGlobalModerateAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Average Annual Total Returns, 10 Years [Percent]	3.88%
NY ChoicePlus Assurance Series | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.33%
NY ChoicePlus Assurance Series | LVIPInvescoSelectEquityIncomeManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	6.29%
NY ChoicePlus Assurance Series | LVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
NY ChoicePlus Assurance Series | LVIPJPMorganHighYieldFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	7.81%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	4.24%
NY ChoicePlus Assurance Series | LVIPJPMorganMidCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with the secondary goal of achieving current income by investing in equity securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	14.02%
NY ChoicePlus Assurance Series | LVIPJPMorganRetirementIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	3.98%
NY ChoicePlus Assurance Series | LVIPJPMorganSelectMidCapValueManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	15.14%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	6.05%
NY ChoicePlus Assurance Series | LVIPJPMorganShortDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP JPMorgan Short Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	1.41%
Average Annual Total Returns, 10 Years [Percent]	1.61%
NY ChoicePlus Assurance Series | LVIPJPMorganSmallCapCoreFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth over the long term.
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	7.02%
NY ChoicePlus Assurance Series | LVIPJPMorganUSEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return.
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.68%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	13.11%
NY ChoicePlus Assurance Series | LVIPMacquarieBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Macquarie Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	1.21%
NY ChoicePlus Assurance Series | LVIPMacquarieDiversifiedFloatingRateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	1.96%
NY ChoicePlus Assurance Series | LVIPMacquarieHighYieldFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Macquarie High Yield Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	3.94%
NY ChoicePlus Assurance Series | LVIPMacquarieMidCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Mid Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.94%
NY ChoicePlus Assurance Series | LVIPMacquarieSMIDCapCoreFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.38%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.21%
NY ChoicePlus Assurance Series | LVIPMacquarieSocialAwarenessFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Social Awareness Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.65%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	11.48%
NY ChoicePlus Assurance Series | LVIPMacquarieUSGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	33.66%
Average Annual Total Returns, 5 Years [Percent]	19.26%
Average Annual Total Returns, 10 Years [Percent]	14.18%
NY ChoicePlus Assurance Series | LVIPMacquarieUSREITFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. REIT Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	4.02%
NY ChoicePlus Assurance Series | LVIPMacquarieWealthBuilderFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a responsible level of income and the potential for capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Wealth Builder Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	4.57%
NY ChoicePlus Assurance Series | LVIPMFSInternationalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	7.70%
NY ChoicePlus Assurance Series | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.43%
NY ChoicePlus Assurance Series | LVIPMondrianGlobalIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.40%)
Average Annual Total Returns, 5 Years [Percent]	(3.47%)
Average Annual Total Returns, 10 Years [Percent]	(0.71%)
NY ChoicePlus Assurance Series | LVIPMondrianInternationalValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	4.43%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.93%
NY ChoicePlus Assurance Series | LVIPMultiManagerGlobalEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	7.41%
NY ChoicePlus Assurance Series | LVIPMultiManagerInternationalEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.51%
NY ChoicePlus Assurance Series | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.60%
NY ChoicePlus Assurance Series | LVIPSSGABondIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	0.80%
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Average Annual Total Returns, 10 Years [Percent]	0.78%
NY ChoicePlus Assurance Series | LVIPSSGAConservativeIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	3.95%
NY ChoicePlus Assurance Series | LVIPSSGAEmergingMarketsEquityIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.
Portfolio Company Name [Text Block]	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.54%
Average Annual Total Returns, 5 Years [Percent]	0.50%
NY ChoicePlus Assurance Series | LVIPSSGAGlobalTacticalAllocationManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.70%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	4.24%
NY ChoicePlus Assurance Series | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.72%
NY ChoicePlus Assurance Series | LVIPSSGAInternationalManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA International Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.62%
NY ChoicePlus Assurance Series | LVIPSSGALargeCapManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Large Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	24.07%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	10.34%
NY ChoicePlus Assurance Series | LVIPSSGAMidCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	9.67%
Average Annual Total Returns, 10 Years [Percent]	9.04%
NY ChoicePlus Assurance Series | LVIPSSGAModerateIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	5.46%
NY ChoicePlus Assurance Series | LVIPSSGAModeratelyAggressiveIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	5.97%
NY ChoicePlus Assurance Series | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	12.56%
NY ChoicePlus Assurance Series | LVIPSSGAShortTermBondIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Portfolio Company Name [Text Block]	LVIP SSGA Short-Term Bond Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	1.64%
NY ChoicePlus Assurance Series | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	7.11%
NY ChoicePlus Assurance Series | LVIPSSGASMIDCapManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]	6.10%
Average Annual Total Returns, 10 Years [Percent]	5.22%
NY ChoicePlus Assurance Series | LVIPStructuredConservativeAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	3.44%
Average Annual Total Returns, 10 Years [Percent]	3.80%
NY ChoicePlus Assurance Series | LVIPStructuredModerateAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	5.34%
NY ChoicePlus Assurance Series | LVIPStructuredModeratelyAggressiveAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	5.78%
NY ChoicePlus Assurance Series | LVIPTRowePriceStructuredMidCapGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	11.68%
NY ChoicePlus Assurance Series | LVIPUSAggressiveGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	5.78%
NY ChoicePlus Assurance Series | LVIPUSGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	5.22%
NY ChoicePlus Assurance Series | LVIPVanguardBondAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	0.70%
NY ChoicePlus Assurance Series | LVIPVanguardDomesticEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	21.80%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	11.75%
NY ChoicePlus Assurance Series | LVIPVanguardInternationalEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	3.62%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	4.64%
NY ChoicePlus Assurance Series | LVIPWellingtonSMIDCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.83%
NY ChoicePlus Assurance Series | LVIPWesternAssetCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return.
Portfolio Company Name [Text Block]	LVIP Western Asset Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.44%
Average Annual Total Returns, 5 Years [Percent]	(1.06%)
NY ChoicePlus Assurance Series | MacquarieVIPEmergingMarketsSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Macquarie VIP Emerging Markets Series - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	3.75%
NY ChoicePlus Assurance Series | MacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	7.30%
NY ChoicePlus Assurance Series | MFSVITGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.15%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	14.82%
NY ChoicePlus Assurance Series | MFSVITTotalReturnSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	6.20%
NY ChoicePlus Assurance Series | MFSVITUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	6.02%
NY ChoicePlus Assurance Series | PIMCOVITCommodityRealReturnStrategyPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.38%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	1.55%
NY ChoicePlus Assurance Series | PutnamVTGeorgePutnamBalancedFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced Fund - Class IB
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	8.60%
NY ChoicePlus Assurance Series | PutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IB
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	10.88%
NY ChoicePlus Assurance Series | PutnamVTSustainableFutureFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IB
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.88%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	8.84%
NY ChoicePlus Assurance Series | PutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IB
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	23.02%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	13.50%
NY ChoicePlus Assurance Series | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
NY ChoicePlus Assurance Series | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance Series | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance Series | AccountValueDeathBenefitMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.27%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.67%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your Contract may refer to this benefit as the Contract Value Death Benefit.) For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the death claim is approved. The amount of Death Benefit paid equals $12,000.
NY ChoicePlus Assurance Series | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.32%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.72%
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this Contact; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit, and it may only be elected when the contract is issued.The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Calculation Method of Benefit [Text Block]	The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar-for-dollar basis. See Living Benefit Riders – Lincoln Market Select® Advantage or Appendix C — Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Max 6 SelectSM Advantage. For example, assume an initial deposit into the Contract of $10,000, and no withdrawals have been taken. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. In a declining market, withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
NY ChoicePlus Assurance Series | EnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.57%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.97%
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals; (3) the highest Contract Value on any contract anniversary prior to age 81 as adjusted for withdrawals.
Brief Restrictions / Limitations [Text Block]	Not available if age 80 or older at the time of issuance.●Withdrawals could significantly reduce the benefit.●Poor investment performance could significantly reduce and limit potential increases to the highest Contract Value.
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Operation of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB is available for an additional charge and may only be elected when the Contract is issued.The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance. There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
Calculation Method of Benefit [Text Block]	The EGMDB provides a Death Benefit equal to the greatest of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar-for-dollar basis. See Living Benefit Riders – Lincoln Market Select® Advantage or Appendix C — Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Max 6 SelectSM Advantage; or ●the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value. The following example shows how the Death Benefit amount is calculated under the EGMDB:
7/3/2025 Initial Deposit / Contract Value	$10,000
7/3/2029 Contract Value	$25,000
7/3/2030 Contract Value	$23,500
The EGMDB provides a Death Benefit equal to the highest Contract Value on any contract anniversary, so the amount of Death Benefit paid equals $25,000 on the date the death claim is approved. In a declining market, withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals(surrender charges for example) and premium taxes, if any.
NY ChoicePlus Assurance Series | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.●Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Operation of Benefit [Text Block]	Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available. The DCA fixed account is not available for contracts purchased on and after February 18, 2025. You may elect to participate in the DCA program at the time of application or at any time before the selection of an Annuity Payout option by completing our election form, by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between three and 60 months. Once elected, the program will remain in effect until the earlier of: ●the selection of an Annuity Payout option;●the value of the amount being DCA’d is depleted; or●you cancel the program by written request or by telephone if we have your telephone authorization on file. We reserve the right to limit certain time periods or to restrict access to this program at any time. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
NY ChoicePlus Assurance Series | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing. Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
NY ChoicePlus Assurance Series | CrossReinvestmentMember
Prospectus:
Name of Benefit [Text Block]	Cross-Reinvestment
Purpose of Benefit [Text Block]	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Name of Benefit [Text Block]	Cross-Reinvestment
Operation of Benefit [Text Block]	Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
NY ChoicePlus Assurance Series | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE® Advantage begins.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. See Charges and Other Deductions – Surrender Charge. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
NY ChoicePlus Assurance Series | LincolnMarketSelectAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
NY ChoicePlus Assurance Series | LincolnMarketSelectAdvantageSingleLifeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
NY ChoicePlus Assurance Series | LincolnMarketSelectAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
NY ChoicePlus Assurance Series | LincolnMarketSelectAdvantageJointLIfeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
NY ChoicePlus Assurance Series | i4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Name of Benefit [Text Block]	i4LIFE® Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic Regular Income Payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	i4LIFE® Advantage
Operation of Benefit [Text Block]	i4LIFE® Advantage i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your Contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge. i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit, if available, provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint lifetime option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your Contract will terminate. The Guaranteed Income Benefit is described in further detail below. When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election. If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account, if available, will continue to be those specified in your annuity contract for transfers on or before the selection of an Annuity Payout option. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Selection of an Annuity Payout Option. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract. Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the Contract and before any other Annuity Payout option under this Contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions. If you intend to use the Protected Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage. i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage without the Guaranteed Income Benefit must be elected by age 90 on IRA contracts or age 99 on nonqualified contracts. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit) for new elections on and after November 20, 2023	10 years	To age 115 for nonqualified contracts; to age 100 for qualified contracts
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections prior to November 20, 2023	5 years	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Select Guaranteed Income Benefit Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4)	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit. Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero. Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments: ●single or joint life option; ●the date you will receive the initial Regular Income Payment; ●the frequency of the payments (monthly, quarterly, semi-annually or annually); ●the frequency the payment is recalculated; ●the assumed investment return (AIR); and ●the date the Access Period ends and the Lifetime Income Period begins. Some of the choices will not be available if you elect the Guaranteed Income Benefit. If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected. AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under: ●Elections of Guaranteed Income Benefit (Managed Risk) on or after May 18, 2020; and ●Select Guaranteed Income Benefit elections prior to February 19, 2019. A 4% AIR will be used to calculate the Regular Income Payments under: ●Select Guaranteed Income Benefit elections made between February 19, 2019 and May 17, 2020; and ●Elections of all other versions of Guaranteed Income Benefit prior to May 18, 2020. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender. Regular Income Payments are not subject to any applicable surrender charges. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon: ●the age of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the frequency of the payments; ●the AIR selected; and ●the Individual Annuity Mortality table. The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 10 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $502.46 per month ($6,029.60 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $447.09 per month ($5,365.10 annually). The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit) will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: ●the age of the Annuitant and Secondary Life (if living); ●the frequency of the Regular Income Payments; ●the AIR selected; and ●the Individual Annuity Mortality table. The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.i4LIFE® Advantage Credit. A quarterly i4LIFE® Advantage Credit is available if you select a minimum Access Period that is the longer of 20 years or the difference between your age and age 85, and you maintain a minimum threshold value. The threshold values and applicable credit percentages are outlined in the chart below. The i4LIFE® Advantage Credit is only available if you elect i4LIFE® Advantage on and after May 19, 2025, and is not applied to Contracts with the Guaranteed Income Benefit. The first i4LIFE® Advantage Credit will apply three months from the first Regular Income Payment. Thereafter, it will apply every three months, if all conditions are met. The i4LIFE® Advantage Credit will end at the end of the Access Period. If the Contract is terminated for any reason, including death, no further i4LIFE® Advantage Credit will be paid. Proportionate credits will not be applied. The amount of the i4LIFE® Advantage Credit is calculated on each quarterly Valuation Date by multiplying: ●the variable Account Value on that date; by ●the quarterly i4LIFE® Advantage Credit percentage (determined by the applicable tier).
	Tier 1	Tier 2
Minimum Threshold Value	$500,000	$1,000,000
Credit Percentage (Annually)	0.10%	0.20%
Credit Percentage (Quarterly)	0.025%	0.050%
The initial threshold value equals the Account Value on the first Regular Income Payment date. The threshold value will be increased by additional Purchase Payments (qualified contracts only), which may cause your Contract to move into a Tier 1 threshold, or to move from a Tier 1 to a Tier 2 threshold and receive the applicable credit. Conversely, additional withdrawals (exclusive of i4LIFE® Advantage payments and required minimum distributions) will reduce your threshold value on a dollar-for-dollar basis, potentially dropping a Tier 2 contract to a Tier 1 contract, or to become ineligible for the credit. The i4LIFE® Advantage Credit will not be applied when the minimum threshold value is not met at the time of the quarterly evaluation. If you shorten the Access Period so that it no longer meets the stated requirement, the i4LIFE® Advantage Credit will end. However, if you subsequently extend the Access Period to meet the requirement, the i4LIFE® Advantage Credit will resume if the minimum threshold value requirement is met. The i4LIFE® Advantage Credit will be allocated to the Subaccounts in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this i4LIFE® Advantage Credit, and in no case will the i4LIFE® Advantage Credit be less than zero. The amount of any i4LIFE® Advantage Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. i4LIFE® Advantage Credits are not considered Purchase Payments.Guaranteed Income Benefit The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your Contract. i4LIFE® Advantage Guaranteed Income Benefit is only available if you are transitioning to Guaranteed Income Benefit from a Prior Rider. If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the DCA fixed account may not be available, depending on when your Contract was purchased. See Appendix B – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below. The total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your Contract or contact your registered representative for more information. Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or if transitioning from a Prior Rider, the greater of A and B: A.the Account Value immediately prior to electing Guaranteed Income Benefit; or B.the Protected Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Protected Annual Income payments since the last Account Value Step-up (or inception date if no step-ups have occurred). The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected or, if transitioning from a Prior Rider, the date of the first Regular Income Payment. The following is an example of how the Guaranteed Amount or the Protected Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Protected Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Protected Income Base which is greater than $100,000 Account Value)	$6,300
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below. The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result. Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Guaranteed Income Benefit percentage and the date by which your application or rider election form must be signed and dated for a Contract to be issued with that percentage. The Guaranteed Income Benefit percentages in the Rate Sheet can be superseded. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. The Guaranteed Income Benefit percentages in any subsequent Rate Sheet may be higher or lower than the percentages on the previous Rate Sheet. Your application or rider election form must be sent to us, and must be signed and dated on after the effective date of the Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus. Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.Guaranteed Income Benefit General Provisions For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your Contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). This payment will be made from the variable Subaccounts and any fixed account proportionately, according to your investment allocations. If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living. The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value. Guaranteed Income Benefit Step-ups Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). For elections of Select Guaranteed Income Benefit on and after August 19, 2024, the Guaranteed Income Benefit will automatically step up every year to 65% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For elections of Select Guaranteed Income Benefit prior to August 19, 2024, and for all Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) elections, the Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year. The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2025 Amount of initial Regular Income Payment	$4,801
8/1/2025 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2025 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2026 Recalculated Regular Income Payment	$6,500
8/1/2026 Guaranteed Income Benefit after step-up (65% of $6,500)	$4,225
The Guaranteed Income Benefit was increased to 65% of the recalculated Regular Income Payment.i4LIFE® Advantage Guaranteed Income Benefit Transitions Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
●Lincoln Market Select® Advantage on or after August 29, 2016 (for existing Contractowners October 3, 2016) ●4LATER® Select Advantage	Select Guaranteed Income Benefit
●Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) ●4LATER® Advantage (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
●Lincoln Market Select® Advantage prior to August 29, 2016 (for existing contracts October 3, 2016) ●Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions. If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See Appendix B – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the greater of your Account Value or Protected Income Base or Guaranteed Amount, as applicable, based on your age (or the younger life under a joint life option) at the time of the first Regular Income Payment. If the decision to elect i4LIFE® Advantage Guaranteed Income Benefit is made because it is your last day of eligibility to elect i4LIFE® Advantage Guaranteed Income Benefit, you may also use the current Protected Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage Guaranteed Income Benefit, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (purchased prior to May 18, 2020), Lincoln Lifetime IncomeSM Advantage 2.0 (purchased prior to April 2, 2012), or 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts. If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below. While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period. Different minimum Access Period requirements may apply if you use the greater of the Account Value or Protected Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of: ●Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	Longer of 20 years or the difference between your age (nearest birthday) and age 95
Purchasers of: ●Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to May 18, 2020 ●4LATER® Advantage (Managed Risk) ●Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 90	Longer of 15 years or the difference between your age (nearest birthday) and age 85
Purchasers of: ●Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 18, 2020 ●Lincoln Market Select® Advantage prior to August 19, 2024 ●4LATER® Select Advantage	Longer of 20 years or the difference between your age (nearest birthday) and age 90	Longer of 20 years or the difference between your age (nearest birthday) and age 90
Purchasers of: ●Lincoln Market Select® Advantage on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	Longer of 20 years or the difference between your age (nearest birthday) and age 85
A 3% AIR will be used to calculate the Regular Income Payments under: ●transitions to Guaranteed Income Benefit (Managed Risk) from a Prior Rider purchased on or after May 18, 2020; and ●transitions to Select Guaranteed Income Benefit from a Prior Rider purchased prior to August 19, 2024. A 4% AIR will be used to calculate the Regular Income Payments under: ●transitions to Guaranteed Income Benefit (Managed Risk) from a Prior Rider purchased prior to May 18, 2020; and ●transitions to Select Guaranteed Income Benefit from Lincoln Market Select® Advantage riders purchased on and after August 19, 2024; and ●all other transitions. When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Protected Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the Contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.i4LIFE® Advantage Death Benefits When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected. i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where: ●Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and ●all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your Contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit. i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of: ●the Account Value as of the Valuation Date on which we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where: ●Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and ●all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your Contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or ●the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the Contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value. When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB. General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. If there is a change in the Contractowner, joint owner or Annuitant during the life of the Contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or any other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the Contract at that time. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.i4LIFE® Advantage General Provisions Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and your base contract expense will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the Contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. i4LIFE® Advantage will terminate due to any of the following events: ●the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or ●a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or ●upon written notice from the Contractowner to us; or ●assignment of the Contract; or ●failure to comply with Investment Requirements. A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Protected Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
NY ChoicePlus Assurance Series | LincolnLifetimeIncomeAdvantage20ManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
NY ChoicePlus Assurance Series | LincolnLifetimeIncomeAdvantage20ManagedRiskSingleLifeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
NY ChoicePlus Assurance Series | LincolnLifetimeIncomeAdvantage20ManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit. ●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.
NY ChoicePlus Assurance Series | LincolnLifetimeIncomeAdvantage20ManagedRiskJointLIfeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
NY ChoicePlus Assurance Series | LincolnLifetimeIncomeAdvantage20Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0
Purpose of Benefit [Text Block]	Provides:●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base;●Age-based increases to the Protected Annual Income amount
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Excess withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0
NY ChoicePlus Assurance Series | LincolnMax6SelectAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
NY ChoicePlus Assurance Series | LincolnMax6SelectAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
NY ChoicePlus Assurance Series | FourLATERSelectAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
NY ChoicePlus Assurance Series | FourLATERSelectAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
NY ChoicePlus Assurance Series | LincolnSmartSecurityAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current annual charge rate may increase periodically to the rate listed above upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
Name of Benefit [Text Block]	Lincoln SmartSecurity® Advantage
Purpose of Benefit [Text Block]	Provides: ●A minimum guaranteed amount that you can withdraw, in installments, from your Contract. Lifetime periodic withdrawals may also be available if certain conditions are met.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current annual charge rate may increase periodically to the rate listed above upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit. ●Investment Requirements apply.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Additional Purchase Payments may be limited.●A step-up of the Guaranteed Amount may increase the fee rate.
Name of Benefit [Text Block]	Lincoln SmartSecurity® Advantage
Operation of Benefit [Text Block]	Lincoln SmartSecurity® Advantage This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your Contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. With Lincoln SmartSecurity® Advantage, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With Lincoln SmartSecurity® Advantage, the Contractowner can also initiate additional 10-year periods of automatic step-ups. You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With Lincoln SmartSecurity® Advantage single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail. If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See Appendix B – Investment Requirements. If the benefit was elected at contract issue, then the rider was effective on the Contract’s effective date. If the benefit was elected after the Contract was issued, the rider was effective on the next Valuation Date following approval by us.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Account Value Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the Contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the Contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10 million for Lincoln SmartSecurity® Advantage. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives. Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Guaranteed Amount as discussed below. Step-ups of the Guaranteed Amount. Under Lincoln SmartSecurity® Advantage, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if: a.the Contractowner or joint owner is still living; and b.the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date. After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if: a.each Contractowner and Annuitant is under age 81; and b.the Contractowner or joint owner is still living. If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period. Following is an example of how the step-ups work in Lincoln SmartSecurity® Advantage, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary. Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is 5% of the Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Maximum Annual Withdrawal amount is $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of: a.the Maximum Annual Withdrawal amount immediately prior to the step-up; or b.5% of the new (stepped up) Guaranteed Amount. If the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then: 1.the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and 2.the Maximum Annual Withdrawal amount will remain the same. Withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if: ●Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; ●the RMD calculation must be based only on the value in this Contract; ●no withdrawals other than RMDs are made within the Benefit Year; and ●this Contract is not a beneficiary IRA. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. When cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount: 1.The Guaranteed Amount is reduced to the lesser of: ●the Contract Value immediately following the withdrawal; or ●the Guaranteed Amount immediately prior to the withdrawal; less the amount of the withdrawal. 2.The Maximum Annual Withdrawal amount will be the lesser of: ●the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or ●the greater of: ●5% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or ●5% of the Contract Value immediately following the withdrawal; or ●the new Guaranteed Amount. The following example demonstrates the impact of Excess Withdrawals on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount. Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000) After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650 The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000). The Maximum Annual Withdrawal amount was reduced to the lesser of: 1.Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or 2.The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or 3.The new Guaranteed Amount ($53,000). The lesser of these three items is $2,650. In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount. Excess Withdrawals will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year). Lifetime Withdrawals. Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as: 1.No withdrawals are made before you (and your spouse if a joint life) are age 65; and 2.An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero. If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero. If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below: 1.If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or 2.The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur: a.the Contractowner (and spouse if applicable) is age 65; b.the Contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and c.you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year. As an example of these two situations, if you purchased Lincoln SmartSecurity® Advantage single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the Contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made. The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters. All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the Contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount. If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum. Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 5% Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero. If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option. Death Prior to the Selection of an Annuity Payout Option. Lincoln SmartSecurity® Advantage has no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefit. Upon the death of the single life under Lincoln SmartSecurity® Advantage single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the Contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1.the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2.whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and 3.the cost of the single life option. Upon the first death under Lincoln SmartSecurity® Advantage joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider: 1.if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and 2.if the cost of the single life option is less than the cost of the joint life option. If the surviving spouse of the deceased Contractowner continues the Contract, the remaining automatic step-ups will apply to the spouse as the new Contractowner. If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the Contract in force), the Beneficiary may continue Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under Lincoln SmartSecurity® Advantage will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the protected lifetime income fee will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit. Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current protected lifetime income fee of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount. After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the Contract after the effective date of the rider up to and including the date the new spouse is added to the rider. Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable); ●upon the election of i4LIFE® Advantage; ●if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect; ●when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or ●upon termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can purchase any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Guaranteed Income Benefit. This transition will be made to Guaranteed Income Benefit (Managed Risk). The charge, Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This decision must be made prior to the maximum age limit and prior to the selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time.
NY ChoicePlus Assurance Series | FourLATERAdvantageManagedRiskMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	4LATER® Advantage (Managed Risk)
Purpose of Benefit [Text Block]	Provides:●Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit upon the election of i4LIFE® Advantage; ●An Enhancement to the Protected Income Base; ●Account Value Step-ups of the Protected Income Base. You must later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk).
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Withdrawals could significantly reduce or terminate the benefit. ●Not available for purchase with a qualified contract. ●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Additional Purchase Payments may be limited. ●Purchase Payments and step-ups may increase fee rate.
Name of Benefit [Text Block]	4LATER® Advantage (Managed Risk)
Operation of Benefit [Text Block]	4LATER® Advantage (Managed Risk) 4LATER® Advantage (Managed Risk) is a rider that provides a Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See Appendix B – Investment Requirements. Protected Income Base. The Protected Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Protected Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Protected Income Base was established when you elected your rider. If you elected the rider at the time you purchased the Contract, the Protected Income Base equaled your initial Purchase Payment. If you elected the rider after the Contract was issued, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The maximum Protected Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives. Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payments (not to exceed the maximum Protected Income Base). For example, an additional Purchase Payment of $10,000 will increase the Protected Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Each withdrawal reduces the Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Protected Income Base could be more than the dollar amount of the withdrawal. The following example demonstrates the impact of a withdrawal on the Protected Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Protected Income Base. Prior to the withdrawal:
Contract Value = $112,000
Protected Income Base = $125,500 After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Protected Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000) Contract Value = $100,800 ($112,000 - $11,200)
Protected Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950) In a declining market, withdrawals may significantly reduce your Protected Income Base. If the Protected Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the Contract will terminate. Account Value Step-up. The Protected Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if: a.the Annuitant (single life option), or the Secondary Life/spouse (joint life option) are still living and under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after the 5% Enhancement (if any). The Account Value Step-up is available even in years in which a withdrawal has occurred. 5% Enhancement. On each Benefit Year anniversary, the Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if: a.the Annuitant (as well as the Secondary Life/spouse if the joint life option is in effect) are under age 86; and b.there were no withdrawals in the preceding Benefit Year; and c.the rider is within the Enhancement Period described below. The Enhancement Period is a 10-year period that began on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Protected Income Base. However, any new Purchase Payment must be invested in the Contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Protected Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary. If you decline the Account Value Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86. Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of the 5% Enhancement on the Protected Income Base (assuming no withdrawals): Initial Purchase Payment = $100,000; Protected Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $115,000 x 1.05). Consider a further additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000 This additional Purchase Payment is not eligible for the enhancement on the first Benefit year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $115,000 x 1.05 + $10,000). As explained below, the 5% Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides a greater increase to the Protected Income Base, you will not receive the 5% Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the enhancement would not apply. The 5% Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the Contract and the rider is within the Enhancement Period. The following is an example of how the Account Value Step-ups and the 5% Enhancement affect the Protected Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Protected Income Base with 5% Enhancement	Protected Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million. Death Prior to the Selection of an Annuity Payout Option. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Protected Income Base upon death of the Contractowners or Annuitant. In addition, 4LATER® Advantage (Managed Risk) provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See Benefits Available Under the Contract – Death Benefit. If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate. Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner. Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. (If you elected a 4LATER® Advantage (Managed Risk) rider prior to January 1, 2017, and decide to terminate that rider to elect 4LATER® Select Advantage prior to May 18, 2020, this 5-year waiting period is waived.) After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate: ●on the selection of an Annuity Payout option; or ●upon election of 4LATER® Select Advantage; or ●if the Annuitant is changed including any sale or assignment of the Contract or any pledge of the Contract as collateral; or ●upon the second death of either the Annuitant or Secondary Life; or ●when the Protected Income Base is reduced to zero due to withdrawals; or ●the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or ●upon termination of the underlying contract. This termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected 4LATER® Advantage (Managed Risk) may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage - i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
NY ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
NY ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
NY ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
NY ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskSingleLifeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
NY ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
NY ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskJointLIfeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
NY ChoicePlus Assurance Series | LincolnSmartSecurityAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
NY ChoicePlus Assurance Series | LincolnSmartSecurityAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
NY ChoicePlus Assurance Series | FourLATERAdvantageManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
NY ChoicePlus Assurance Series | FourLATERAdvantageManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
NY ChoicePlus Assurance Series | i4LIFEAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
NY ChoicePlus Assurance Series | i4LIFEAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
NY ChoicePlus Assurance Series | LincolnMarketSelectAdvantageMember
Prospectus:
Offered Starting [Date]	Aug. 29, 2016
Name of Benefit [Text Block]	Lincoln Market Select® Advantage
Purpose of Benefit [Text Block]	Provides:●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln Market Select® Advantage
Operation of Benefit [Text Block]	Lincoln Market Select® AdvantageLincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). Protected Annual Income payments are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed income payment that may grow as you get older and may increase through the Account Value Step-up and Enhancement. (Note: The Enhancement provision does not apply to riders elected prior to August 29, 2016 (October 3, 2016 if elected after the contract effective date).) If you elected the rider prior to August 20, 2018, you may receive guaranteed income payments for life only by electing i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. If an election is not made, the Lincoln Market Select® Advantage rider will terminate. This election must be made by the Contractowner’s age 95 for nonqualified contracts (younger of you or the Secondary Life) and up to the Contractowner’s age 80 for qualified contracts. Please note any withdrawals made prior to the youngest age on the Rate Sheet, withdrawals that exceed the Protected Annual Income amount, or amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base if reduced to zero. As a result, the Protected Income Amount would be reduced as well. Withdrawals will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln Market Select® Advantage rider, the Secondary Life must be the spouse. Availability. The Lincoln Market Select® Advantage rider is available for election on all new contracts and beginning May 19, 2025, on all existing contracts. If you elect the rider at contract issue, it will be effective on the Contract's effective date. If you elected the rider after the Contract is issued, the rider will be effective on the next Valuation Date following approval by us and will be the rider version available at that time. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the Contract is issued) must be at least $25,000. Rider elections are subject to Servicing Office approval if your Contract Value totals $2 million or more. Lincoln Market Select® Advantage is available with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) must be age 85 or younger at the time the rider is elected (age 59 to 79 for riders elected on and after August 19, 2024, and prior to February 18, 2025; age 75 for qualified contracts purchased prior to August 20, 2018). This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts. If you own a Living Benefit Rider and you wish to elect Lincoln Market Select® Advantage, you must first terminate your existing rider. We reserve the right to require a 12-month wait after terminating your rider, and you must comply with the other termination rules that apply to your rider before you elect Lincoln Market Select® Advantage. For more information on termination rules, see the “Termination” section associated with your Living Benefit Rider. Anytime you terminate a rider, your benefits such as your Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the Contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the Contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. For rider elections on and after August 20, 2018, the Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to August 20, 2018 do not have an Enhancement Base but will use the Protected Income Base to determine the Enhancement. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if: a. the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under age 86; b. there were no withdrawals in the preceding Benefit Year and, for riders elected on and after August 20, 2018, the first Protected Annual Income withdrawal has not occurred; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e. the Enhancement Base, if applicable, is greater than zero. The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate applicable to new rider elections is set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Enhancement rates for previous effective periods are included in Appendix F to this prospectus. During the first ten Benefit Years (three Benefit Years for riders elected on and after August 19, 2024, and prior to February 18, 2025), an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary (third Benefit Year anniversary for riders elected on and after August 19, 2024, and prior to February 18, 2025), if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. For riders purchased on and after August 20, 2018, Enhancements are not available once the first Protected Annual Income withdrawal occurs. The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made: Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider (up to a 3-year period for riders elected on and after August 19, 2024, and prior to February 18, 2025). A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Rider elections prior to August 29, 2016 (October 3, 2016 if elected after the contract effective date) do not offer an Enhancement and therefore do not have an Enhancement Period. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any). For riders elected on and after August 29, 2016 (October 3, 2016 if elected after the contract effective date), each time the Account Value Step-up occurs, a new Enhancement Period begins. The Account Value Step-up is available even in those years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges and Other Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and the 5% Enhancements impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and the Secondary Life (joint life option). Riders elected prior to August 20, 2018, must elect i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option to receive guaranteed income payments for life. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the younger age of you or the Secondary Life will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Rate information for previous effective periods is included in an Appendix to this prospectus. After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. Cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. When an Excess Withdrawal occurs: 1.the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a $10,940 withdrawal, which causes a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 12%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($6,690 / $55,750). Contract Value = $49,060 ($55,750 - $6,690)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Protected Annual Income amount is not subject to surrender charges: the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4.This Contract is not a beneficiary IRA; and 5.The younger of you or the Secondary Life (joint life option) reach the youngest age on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including the applicable version of i4LIFE® Advantage Guaranteed Income Benefit, which are based on your Contract Value. If your rider was elected on and after August 20, 2018, and you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. If your rider was elected prior to August 20, 2018, and you are required to take annuity payments because you have reached age 95 (nonqualified contracts) (younger of you or the Secondary Life for the joint life option) or age 80 (qualified contracts) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Contractowners may decide to choose the PAIPO over the applicable version of i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and the Secondary Life for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Selection of an Annuity Payout Option. Lincoln Market Select® Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Market Select® Advantage will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●upon death under the single life option or the death of the Secondary Life under the joint life option; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract; or ●on the final day of the Contractowner's eligibility to elect the applicable version of i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. (This provision is only applicable to riders elected prior to August 20, 2018.) The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
NY ChoicePlus Assurance Series | LincolnMarketSelectAdvantageMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Aug. 29, 2016
NY ChoicePlus Assurance Series | LincolnLifetimeIncomeAdvantage20ManagedRiskMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.
Offered Starting [Date]	May 21, 2018
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Purpose of Benefit [Text Block]	Provides:●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base;●Age-based increases to the Protected Annual Income amount.
Optional Benefit Expense, Footnotes [Text Block]	The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Operation of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). Protected Annual Income payments are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. If you purchased the rider prior to August 20, 2018, you may receive guaranteed income payments for life only by electing i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider will terminate. Except as specified below, this election must be made by the Contractowner’s age 95 for nonqualified contracts (younger of you or the Secondary Life) and up to the Contractowner’s age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012 and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to August 20, 2018, who own their riders through the fifth Benefit Year anniversary must elect i4LIFE® Advantage or the Protected Annual Income Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts. Please note any withdrawals made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount(s), or that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. As a result, the Protected Income Amount would be reduced as well. Withdrawals will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider, the Secondary Life must be the spouse.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base was established when you elected your rider. If you elected the rider at the time you purchased the Contract, the initial Protected Income Base equaled your initial Purchase Payment. If you elected the rider after the Contract was issued, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. Riders elected on and after August 20, 2018, have an Enhancement Base, the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Riders elected prior to August 20, 2018, do not have an Enhancement Base, but will use the Protected Income Base to determine the Enhancement. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if: a. the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under age 86; b. there were no withdrawals in the preceding Benefit Year and, for riders elected on and after August 20, 2018, the first Protected Annual Income withdrawal has not occurred; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e. the Enhancement Base, if applicable, is greater than zero. The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement rate. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate that was applicable at the time you elected your rider was set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form had to be signed and dated for a rider to be issued with this rate. Enhancement rates for previous effective periods are included in Appendix F to this prospectus. During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. For riders purchased on and after August 20, 2018, Enhancements are not available once the first Protected Annual Income withdrawal occurs. The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made: Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The original Enhancement Period is up to a 10-year period that began on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any). Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million. Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and the Secondary Life (joint life option). Riders elected prior to August 20, 2018, must elect i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option to receive guaranteed income payments for life. The initial Protected Annual Income amount is calculated when you purchase the rider. If you (or younger of you and the Secondary Life if the joint life option is elected) are under the youngest age on the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be zero. If you (or the younger of you and the Secondary Life if the joint life option is elected) are older than the youngest age on the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be equal to a specified percentage of the Protected Income Base. Upon your first withdrawal the Protected Annual Income rate is based on your age (single life option) or the younger of you and the Secondary Life’s age (joint life option) at the time of the withdrawal. The Protected Annual Income rates that were applicable at the time you elected your rider were set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form had to be signed and dated for a rider to be issued with those rates. Rate information for previous effective periods is included in an Appendix to this prospectus. After your first withdrawal the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. Cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount affect the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4.00% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Protected Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 4.00%)	$8,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 4.00%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Protected Annual Income amount is $8,200 (4.00% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4.00% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4.00% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Persistency Credits added to the Contract do not immediately increase the Protected Annual Income amount but are added to the Contract Value and may increase the Protected Income Base upon an Account Value Step-up which in return may increase the Protected Annual Income amount. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount after the Protected Income Base is adjusted either by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. When an Excess Withdrawal occurs: 1.The Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and 2.The Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and Enhancement Base, the Protected Annual Income amount and the Contract Value. The example assumes a 5.00% Protected Annual Income rate and a $10,940 withdrawal, which causes a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 Withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced: Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by 12%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($6,690 ÷ $55,750) Contract Value = $49,060 ($55,750 - $6,690)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Protected Income Base and Enhancement Base are unchanged: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,825 Protected Annual Income amount is not subject to surrender charges; the $8,175 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4. This Contract is not a beneficiary IRA; and 5. The younger of you or the Secondary Life (joint life option) reach the youngest age on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. If your rider was elected prior to August 20, 2018, and you are required to take annuity payments because you have reached age 95 (nonqualified contracts) (younger of you or the Secondary Life for the joint life option) or age 80 (qualified contracts) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the PAIPO. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the fifth Benefit Year anniversary have until the Contractowner has reached age 85 (qualified contracts) or age 99 (nonqualified contracts) (younger of you or the Secondary Life) to elect the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and the Secondary Life for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Selection of an Annuity Payout Option. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option under the terms and charge in effect at the time for a new purchase (depending on rider availability). In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Protected Income Base and the Protected Annual Income amount to decrease. Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●upon the death under the single life option or the death of the surviving Secondary Life under the joint life option; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●on the date the Contractowner is changed due to an enforceable divorce agreement or decree; ●upon surrender or termination of the underlying annuity contract; or ●on the final day of the Contractowner's eligibility to elect the applicable version of i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. (This provision is only applicable to riders elected prior to August 20, 2018.) The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
NY ChoicePlus Assurance Series | LincolnLifetimeIncomeAdvantage20ManagedRiskMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 21, 2018
NY ChoicePlus Assurance Series | LincolnMax6SelectAdvantageMember
Prospectus:
Name of Benefit [Text Block]	Lincoln Max 6 SelectSM Advantage
Purpose of Benefit [Text Block]	Provides: ●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate benefits. ●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.●The guaranteed payments will be reduced if your Contract Value is reduced to zero.●Your Protected Income Base will not carry over to i4LIFE® Advantage.
Name of Benefit [Text Block]	Lincoln Max 6 SelectSM Advantage
Operation of Benefit [Text Block]	Lincoln Max 6 SelectSM Advantage Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement; ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). Protected Annual Income payments are based upon specified percentages of the Protected Income Base, which are age based and may increase over time. Your Protected Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and the Secondary Life, if the joint life option is chosen. Please note any withdrawals made prior to the youngest age on the Rate Sheet, withdrawals that exceed the Protected Annual Income amount, or amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. As a result, the Protected Income Amount would be reduced as well. Withdrawals will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln Max 6 SelectSM Advantage rider, the Secondary Life must be the spouse.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base was established when you elected your rider. If you elected the rider at the time you purchased the Contract, the initial Protected Income Base equaled your initial Purchase Payment. If you elected the rider after the Contract was issued, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. The Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. Enhancement. You are eligible for an increase in the Protected Income Benefit through an Enhancement on each Benefit Year anniversary if: a. the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under age 86; b. the first Protected Annual Income withdrawal has not occurred and there are no withdrawals in the preceding Benefit Year; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e. the Enhancement Base is greater than zero. The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate that was applicable at the time you elected your rider was set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form had to be signed and dated for a rider to be issued with this rate. Enhancement rates for previous effective periods are included in Appendix F to this prospectus.During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. Enhancements are not available once the first Protected Annual Income withdrawal occurs. The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The original Enhancement Period is up to a 10-year period that began on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-ups. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any). Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in those years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and a 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and the Secondary Life (joint life option) but will be reduced if your Contract Value is reduced to zero. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected and whether or not your Contract Value has been reduced to zero. Under the joint life option, the younger age of you or the Secondary Life will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates that were applicable at the time you elected your rider were set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form had to be signed and dated for a rider to be issued with those rates. Rate information for previous effective periods is included in an Appendix to this prospectus.After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. Protected Annual Income payments are not available until you have reached the youngest age on the Rate Sheet. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Protected Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Protected Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Protected Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Protected Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Protected Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Protected Annual Income amount will continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. Cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-up will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. The Protected Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Protected Annual Income amount. Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. When an Excess Withdrawal occurs: 1.the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a $10,940 withdrawal, which causes a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced: Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 12%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($6,690 / $55,750). Contract Value = $49,060 ($55,750 - $6,690)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Protected Annual Income amount is not subject to surrender charges; the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4.This Contract is not a beneficiary IRA; and 5.The younger of you or the Secondary Life (joint life option) reach the youngest age on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and Secondary Life if applicable) will receive annuity payments equal to the Protected Income Base multiplied by the Protected Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and the Secondary Life for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Selection of an Annuity Payout Option. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Max 6 SelectSM Advantage will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●upon death under the single life option or the death of the Secondary Life under the joint life option; ●upon election of i4LIFE® Advantage; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time.
NY ChoicePlus Assurance Series | FourLATERSelectAdvantageMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This fee is deducted from the Contract Value on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
Name of Benefit [Text Block]	4LATER® Select Advantage
Purpose of Benefit [Text Block]	Provides:●Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit upon the election of i4LIFE® Advantage;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base.Must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This fee is deducted from the Contract Value on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Withdrawals could significantly reduce or terminate the benefit.●Not available for purchase with a qualified contract.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	4LATER® Select Advantage
Operation of Benefit [Text Block]	4LATER® Select Advantage 4LATER® Select Advantage is a Living Benefit Rider that provides a Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is the value used to calculate the Guaranteed Income Benefit amount under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Protected Income Base was established when you elected your rider. If you elected the rider at the time you purchased the Contract, the initial Protected Income Base equaled your initial Purchase Payment. If you elected the rider after the Contract was issued, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by all withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. Riders elected on and after November 19, 2018, have an Enhancement Base, the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Riders elected prior to November 19, 2018 do not have an Enhancement Base. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payments. For example, an additional Purchase Payment of $10,000 will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base, but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Each withdrawal reduces the Protected Income Base and Enhancement Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. The reduction to the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal. The following example demonstrates the impact of a withdrawal on the Protected Income Base, Enhancement Base, and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Protected Income Base. Prior to the withdrawal:
Contract Value = $112,000
Protected Income Base = $125,500
Enhancement Base = $125,500 After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Protected Income Base and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000) Contract Value = $100,800 ($112,000 - $11,200)
Protected Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950) In a declining market, withdrawals may significantly reduce your Protected Income Base and Enhancement Base, and as a result will reduce your future Guaranteed Income Benefit. If the Protected Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the Contract will terminate. Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if: a. the Annuitant (single life option) or the Annuitant and Secondary Life (joint life option) are under age 86; b. there were no withdrawals in the preceding Benefit Year; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e. the Enhancement Base is greater than zero. The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base and the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate that was applicable at the time you elected your rider was set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form had to be signed and dated for a rider to be issued with this rate. During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 = ($100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 = ($100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. Enhancement Period. The original Enhancement Period is up to a 10-year period that began on the effective date of the rider. For riders elected on and after November 19, 2018, a new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Riders elected prior to November 19, 2018, only have one 10-year Enhancement Period. Account Value Step-up. The Protected Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if: a.the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any). For riders elected on or after November 19, 2018, each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). Death Prior to the Selection of an Annuity Payout Option. 4LATER® Select Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally, all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See Benefits Available Under the Contract – Death Benefit. If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, the rider will terminate. Upon the death of the Contractowner, this rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate: ●on the selection of an Annuity Payout option; ●if the Annuitant is changed including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●upon the second death of either the Annuitant or Secondary Life; ●when the Protected Income Base is reduced to zero due to withdrawals; ●the last day that you can elect i4LIFE® Advantage (age 95, younger of you or the Secondary Life); or ●upon termination of the underlying contract. This termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Select Guaranteed Income Benefit option. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. This transition must be made prior to the maximum age limit and upon selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
NY ChoicePlus Assurance Series | i4LifeAdvantageGuaranteedIncomeBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.
Name of Benefit [Text Block]	i4LIFE® Advantage Guaranteed Income Benefit
Purpose of Benefit [Text Block]	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.
Optional Benefit Expense, Footnotes [Text Block]	*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments can be subject to restrictions.●Investment Requirements apply.
Name of Benefit [Text Block]	i4LIFE® Advantage Guaranteed Income Benefit
NY ChoicePlus Assurance Series | GuaranteedBenefitMember
Prospectus:
Operation of Benefit [Text Block]	If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the Contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim. If your Contract Value equals zero, no Death Benefit will be paid.
NY ChoicePlus Assurance Series | EstateEnhancementBenefitRiderMember
Prospectus:
Operation of Benefit [Text Block]
NY ChoicePlus Assurance Series | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the selection of an Annuity Payout option. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay a Death Benefit to the designated Beneficiary(s). If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. Should the surviving spouse elect to continue the Contract, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. A portion of the Death Benefit credited to the Contract will be allocated to the variable Subaccounts in proportion to the Contract Value in each variable Subaccount. If the Contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the Contract will remain as the Death Benefit.The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the Contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Death Benefit is not distributed within five years of the Contractowner’s date of death, for any reason, including the claim was not presented in Good Order, then the Company will pay the proceeds to the Beneficiary. If the Contract is a qualified contract or IRA, then according to the IRC, the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions. If the Contract is not distributed within the ten-year deadline, for any reason, including that the claim was not presented in Good Order, the balance is treated as a required minimum distribution under the Internal Revenue Code and subject to a 50% tax. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
NY ChoicePlus Assurance Series | LivingBenefitsMember
Prospectus:
Operation of Benefit [Text Block]	Living Benefit Riders The Living Benefit Riders described in this section provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the Contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the Contract’s effective date. Riders elected after the Contract is issued will be effective on the next Valuation Date following approval by us. You cannot elect more than one Living Benefit Rider or payout option offered in your Contract at any one time. Your registered representative will help you determine which Living Benefit Rider best suits your financial goals. The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the Contract. The riders do not guarantee the investment results of the funds. There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers. Certain broker-dealers may require Contractowners to make post-contract issue rider requests through their registered representative. If your registered representative of record is affiliated with such a broker-dealer we will not process your request until you consult with your registered representative. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the DCA fixed account may not be available, depending on when your Contract was purchased. See Appendix B – Investment Requirements and Appendix C – Discontinued Living Benefit Riders for more information.From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated. If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.Rate Sheets The current Enhancement rate, Protected Annual Income rates, and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and/or current percentages and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in Appendix D, E and F to this prospectus.
NY ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskMember
Prospectus:
Offered Starting [Date]	May 21, 2018
NY ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 21, 2018
NY ChoicePlus Assurance Series | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefits The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the selection of an Annuity Payout option. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant	The Contractowner is a trust or other non-natural person**	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the selection of an Annuity Payout option. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection. While utilizing an Automatic Withdrawal Service to satisfy the requirements of the Annuity Commencement Date, the Death Benefit continues until otherwise terminated as noted in the discussion below. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesBShareMember
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Exchange Fee, Maximum [Dollars]	$ 25
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesBShareMember | AccountValueDeathBenefitMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesBShareMember | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesBShareMember | EnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.55%
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.55%
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesBShareMember | EGMDBDeathBenefitandLincolnLifetimeIncomeSMAdvantage20ManagedRiskMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,259
Surrender Expense, 3 Years, Maximum [Dollars]	27,935
Surrender Expense, 5 Years, Maximum [Dollars]	41,676
Surrender Expense, 10 Years, Maximum [Dollars]	73,427
Annuitized Expense, 1 Year, Maximum [Dollars]	7,259
Annuitized Expense, 3 Years, Maximum [Dollars]	21,935
Annuitized Expense, 5 Years, Maximum [Dollars]	36,676
Annuitized Expense, 10 Years, Maximum [Dollars]	73,427
No Surrender Expense, 1 Year, Maximum [Dollars]	7,259
No Surrender Expense, 3 Years, Maximum [Dollars]	21,935
No Surrender Expense, 5 Years, Maximum [Dollars]	36,676
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 73,427
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesCShareMember
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Exchange Fee, Maximum [Dollars]	$ 25
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesCShareMember | AccountValueDeathBenefitMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.65%
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesCShareMember | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.70%
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesCShareMember | EnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.95%
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesCShareMember | EGMDBDeathBenefitandLincolnLifetimeIncomeSMAdvantage20ManagedRiskMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,645
Surrender Expense, 3 Years, Maximum [Dollars]	23,003
Surrender Expense, 5 Years, Maximum [Dollars]	38,306
Surrender Expense, 10 Years, Maximum [Dollars]	75,937
Annuitized Expense, 1 Year, Maximum [Dollars]	7,645
Annuitized Expense, 3 Years, Maximum [Dollars]	23,003
Annuitized Expense, 5 Years, Maximum [Dollars]	38,306
Annuitized Expense, 10 Years, Maximum [Dollars]	75,937
No Surrender Expense, 1 Year, Maximum [Dollars]	7,645
No Surrender Expense, 3 Years, Maximum [Dollars]	23,003
No Surrender Expense, 5 Years, Maximum [Dollars]	38,306
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 75,937
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesLShareMember
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Exchange Fee, Maximum [Dollars]	$ 25
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesLShareMember | AccountValueDeathBenefitMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.65%
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesLShareMember | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.70%
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesLShareMember | EnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.95%
NY ChoicePlus Assurance Series | ChoicePlusAssuranceSeriesLShareMember | EGMDBDeathBenefitandLincolnLifetimeIncomeSMAdvantage20ManagedRiskMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,645
Surrender Expense, 3 Years, Maximum [Dollars]	29,003
Surrender Expense, 5 Years, Maximum [Dollars]	38,306
Surrender Expense, 10 Years, Maximum [Dollars]	75,937
Annuitized Expense, 1 Year, Maximum [Dollars]	7,645
Annuitized Expense, 3 Years, Maximum [Dollars]	23,003
Annuitized Expense, 5 Years, Maximum [Dollars]	38,306
Annuitized Expense, 10 Years, Maximum [Dollars]	75,937
No Surrender Expense, 1 Year, Maximum [Dollars]	7,645
No Surrender Expense, 3 Years, Maximum [Dollars]	23,003
No Surrender Expense, 5 Years, Maximum [Dollars]	38,306
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 75,937